UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30, 2011 for all funds in this filing except Wells Fargo Advantage Health Care Fund, Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund, and Wells Fargo Advantage Utility & Telecommunications Fund, which had fiscal year end of March 31, 2011.

Date of reporting period: December 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

<INSERT SCHEDULE OF INVESTMENTS HERE>

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND #	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name				Shares	Value
Investment Companies: 99.45%

International Equity Funds : 32.23%
GMO Currency Hedged International Equity Fund Class III (t)				30,813,930	$637,848,340
GMO Emerging Markets Fund Class VI (t)				57,851,172	596,445,586
GMO International Core Equity Fund Class VI (t)				32,155,506	816,749,844
GMO International Growth Equity Fund Class IV (t)				3,601,557	75,308,549
GMO International Intrinsic Value Fund Class IV (t)				16,214,926	306,624,256

					2,432,976,575

International Fixed Income Funds : 1.23%
GMO Emerging Country Debt Fund Class IV (t)				10,527,531	92,958,099
U.S. Equity Funds : 31.05%
GMO Flexible Equities Fund Class VI (t)				17,482,148	296,322,403
GMO Quality Equity Fund Class VI (t)				92,835,636	2,047,025,766

					2,343,348,169

U.S. Fixed Income Funds : 34.94%
GMO Alpha Only Fund Class IV (t)				32,255,410	795,095,863
GMO Asset Allocation Trust (t)				5,944,751	146,181,424
GMO Domestic Bond Fund Class VI (t)				57,992,507	172,237,746
GMO Special Situations Fund Class VI (t)				11,216,441	300,488,460
GMO Strategic Fixed Income Fund Class VI (t)				74,395,376	1,211,900,675
GMO U.S. Treasury Fund Class IV (t)				449,158	11,228,956

					2,637,133,124

Total Investment Companies (Cost $6,884,506,618)					7,506,415,967

		Yield	Maturity Date	Principal
Short-Term Investments: 0.47%

Time Deposit : 0.47%
State Street Bank Euro Dollar		0.01%	01/03/2012	$35,603,033	35,603,033

Total Short-Term Investments (Cost $35,603,033)					35,603,033

Total Investments in Securities (Cost $6,920,109,651)*	99.92%				7,542,019,000
Other Assets and Liabilities, Net	0.08				6,348,898

Total Net Assets	100.00%				$7,548,367,898

#	Wells Fargo Advantage Asset Allocation Fund (the “Fund”) invests all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. Since the fund invests all of its assets in Asset Allocation Trust the Portfolio of Investments represents the portfolio holdings of Asset Allocation Trust. The Fund’s net assets as of December 31, 2011, was $7,557,703,640.
(t)	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment adviser to Asset Allocation Trust and the underlying fund.
*	Cost for federal income tax purposes is $7,467,951,868 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$160,593,600
Gross unrealized depreciation	(86,526,468)

Net unrealized appreciation	$74,067,132

1

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS — DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Asset Allocation Fund (the “Fund”). The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). The Portfolio of Investments of the Fund represents the portfolio holdings of Asset Allocation Trust. The Fund records its investment in Asset Allocation Trust at fair value.

Securities valuation of Asset Allocation Trust holdings

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including Asset Allocation Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing Asset Allocation Trust’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$6,421,897,743	$1,084,518,224	$0	$7,506,415,967
Short-term investments
Time deposits	0	35,603,033	0	35,603,033

Total	$6,421,897,743	$1,120,121,257	$0	$7,542,019,000

Transfers in and transfers out are recognized by Asset Allocation Trust at the beginning of the reporting period. For the three months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency securities*	Asset backed securities*	Non-agency mortgage backed securities*	Yankee government bonds*	Total*
Balance as of September 30, 2011	$218,424	$16,953,005	$4,098,784	$1,887,453	$23,157,666
Accrued discounts (premiums)	0	3,395	177	10	3,582
Realized gains (losses)	30,498	(729,159)	(16,323)	6,730	(708,254)
Change in unrealized gains (losses)	(28,540)	606,812	(11,838)	(103,352)	463,082
Purchases	0	0	0	0	0
Sales	(220,382)	(16,834,053)	(4,070,800)	(1,790,841)	(22,916,076)
Transfers into Level 3	0	0	0	0	0
Transfers out of level 3	0	0	0	0	0

Balance as of December 31, 2011	$0	$0	$0	$0	$0

Change in unrealized gains (losses) included in earnings relating to securities still held at December 31, 2011	$0	$0	$0	$0	$0

*	Amounts represent the value of securities held in GMO Fixed Income Fund I, LLC which were exchanged for shares of GMO Debt Opportunities Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 74.10%

Consumer Discretionary : 2.09%

Hotels, Restaurants & Leisure : 2.09%
Marriott International Incorporated Class A «	315,000	$9,188,550
McDonald’s Corporation	20,000	2,006,600

		11,195,150

Consumer Staples : 4.22%

Food Products : 3.71%
General Mills Incorporated	310,000	12,527,100
H.J. Heinz Company	135,000	7,295,400

		19,822,500

Household Products: 0.51%
Church & Dwight Company Incorporated	60,000	2,745,600

Energy : 18.46%

Energy Equipment & Services : 7.85%
Cameron International Corporation †	360,000	17,708,400
Dresser-Rand Group Incorporated «†	30,000	1,497,300
FMC Technologies Incorporated «†	70,000	3,656,100
Halliburton Company	100,000	3,451,000
National Oilwell Varco Incorporated «	230,000	15,637,700

		41,950,500

Oil, Gas & Consumable Fuels : 10.61%
Alpha Natural Resources Incorporated †	55,000	1,123,650
Anadarko Petroleum Corporation	80,000	6,106,400
Cenovus Energy Incorporated	30,000	996,000
CONSOL Energy Incorporated	160,000	5,872,000
Devon Energy Corporation	85,000	5,270,000
EOG Resources Incorporated	35,000	3,447,850
Kinder Morgan Incorporated «	600,000	19,302,000
Marathon Oil Corporation	35,000	1,024,450
Marathon Petroleum Corporation	75,000	2,496,750
Occidental Petroleum Corporation	10,000	937,000
Peabody Energy Corporation «	220,000	7,284,200
Pioneer Natural Resources Company	5,000	447,400
Suncor Energy Incorporated	60,000	1,729,800
The Williams Companies Incorporated	20,000	660,400

		56,697,900

Financials : 1.29%

REIT : 1.29%
Saul Centers Incorporated «	55,000	1,948,100
Washington Real Estate Investment Trust «	180,000	4,923,000

		6,871,100

Health Care : 4.52%

Health Care Equipment & Supplies : 2.37%
Baxter International Incorporated	40,000	1,979,200

1

PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Security Name	Shares	Value
Health Care Equipment & Supplies (continued)
C.R. Bard Incorporated	125,000	$10,687,500

		12,666,700

Life Sciences Tools & Services : 0.20%
Bio-Rad Laboratories Incorporated Class A †	5,000	480,200
Illumina Incorporated †	20,000	609,600

		1,089,800

Pharmaceuticals : 1.95%
Allergan Incorporated	70,000	6,141,800
Endo Pharmaceuticals Holdings Incorporated †	40,000	1,381,200
Mylan Laboratories Incorporated †	135,000	2,897,100

		10,420,100

Industrials : 11.04%

Building Products : 0.57%
Apogee Enterprises Incorporated «	40,000	490,400
Lennox International Incorporated	75,000	2,531,250

		3,021,650

Electrical Equipment : 5.05%
AMETEK Incorporated	40,000	1,684,000
Emerson Electric Company «	340,000	15,840,600
FEI Company «†	200,000	8,156,000
Roper Industries Incorporated «	15,000	1,303,050

		26,983,650

Machinery : 5.42%
Donaldson Company Incorporated «	130,000	8,850,400
Eaton Corporation	90,000	3,917,700
Flowserve Corporation «	100,000	9,932,000
IDEX Corporation	100,000	3,711,000
Pall Corporation	45,000	2,571,750

		28,982,850

Information Technology : 7.37%

Computers & Peripherals: 1.76%
EMC Corporation †	435,000	9,369,900

Electronic Equipment, Instruments & Components : 5.61%
Agilent Technologies Incorporated †	335,000	11,701,550
Amphenol Corporation Class A	80,000	3,631,200
FLIR Systems Incorporated «	585,000	14,665,950

		29,998,700

Materials : 10.88%

Chemicals : 3.11%
Celanese Corporation Class A	10,000	442,700
Dow Chemical Company	20,000	575,200
FMC Corporation	60,000	5,162,400

2

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Chemicals (continued)
Huntsman Corporation			125,000	$1,250,000
Kooper Holdings Incorporated			130,000	4,466,800
Mosaic Company			40,000	2,017,200
Valspar Corporation			70,000	2,727,900

				16,642,200

Containers & Packaging : 0.54%
Greif Incorporated Class A «			25,000	1,138,750
Sealed Air Corporation			100,000	1,721,000

				2,859,750

Metals & Mining : 7.23%
Cliffs Natural Resources Incorporated			230,000	14,340,500
Freeport-McMoRan Copper & Gold Incorporated Class B			610,000	22,441,900
Steel Dynamics Incorporated			100,000	1,315,000
United States Steel Corporation «			20,000	529,200

				38,626,600

Telecommunication Services : 4.49%

Diversified Telecommunication Services: 4.49%
American Tower Corporation Class A			400,000	24,004,000

Utilities : 9.74%

Electric Utilities : 5.73%
American Electric Power Company Incorporated			230,000	9,501,300
Exelon Corporation «			230,000	9,975,100
Pepco Holdings Incorporated «			550,000	11,165,000

				30,641,400

Gas Utilities : 4.01%
Atmos Energy Corporation			150,000	5,002,500
National Fuel Gas Company			110,000	6,113,800
Questar Corporation			520,000	10,327,200

				21,443,500

Total Common Stocks (Cost $387,830,615)				396,033,550

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes: 23.30%

Energy : 3.07%

Oil, Gas & Consumable Fuels : 3.07%
Consol Energy Incorporated	8.25%	04/01/2020	$2,700,000	2,983,500
Murray Energy Corporation 144A	10.25	10/15/2015	13,500,000	13,398,750

				16,382,250

Financials : 0.32%

REIT: 0.32%
Host Hotels & Resorts Limited Partnership 144A	6.00	10/01/2021	1,650,000	1,691,250

3

PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care : 4.87%

Pharmaceuticals : 4.87%
Mylan Incorporated 144A	7.63%	07/15/2017	$542,000	$591,458
Valeant Pharmaceuticals 144A	7.00	10/01/2020	25,753,000	25,431,088

				26,022,546

Industrials : 1.48%

Building Products: 0.23%
Dycom Investments Incorporated	7.13	01/15/2021	1,200,000	1,212,000

Commercial Services & Supplies: 0.20%
Iron Mountain Incorporated	7.75	10/01/2019	1,000,000	1,056,250

Electrical Equipment: 0.48%
General Cable Corporation	1.00	10/15/2012	2,800,000	2,562,000

Machinery : 0.57%
IDEX Corp	4.20	12/15/2021	2,000,000	2,027,414
Oshkosh Corporation	8.50	03/01/2020	1,000,000	1,030,000

				3,057,414

Information Technology : 0.52%

Semiconductors & Semiconductor Equipment: 0.52%
MEMC Electronics Materials Incorporated	7.75	04/01/2019	3,875,000	2,799,688

Materials : 8.57%

Chemicals : 8.06%
Celanese US Holdings LLC	5.88	06/15/2021	500,000	516,250
FMC Corporation	3.95	02/01/2022	9,000,000	9,139,995
Huntsman International LLC «	8.63	03/15/2020	22,200,000	23,532,000
Huntsman International LLC «	8.63	03/15/2021	2,645,000	2,803,700
Koppers Incorporated	7.88	12/01/2019	2,000,000	2,120,000
Krafton Polymers LLC	6.75	03/01/2019	5,270,000	4,953,800

				43,065,745

Containers & Packaging: 0.10%
Sealed Air Corporation 144A	8.13	09/15/2019	500,000	547,500

Metals & Mining: 0.41%
United States Steel Corporation «	7.38	04/01/2020	2,270,000	2,213,250

Telecommunication Services : 1.91%

Diversified Telecommunication Services: 0.93%
NII Capital Corporation	7.63	04/01/2021	5,000,000	4,962,500

Wireless Telecommunication Services: 0.98%
Cricket Communications Incorporated	7.75	10/15/2020	6,000,000	5,250,000

Utilities : 2.56%

Gas Utilities: 0.67%
National Fuel Gas Company	4.90	12/01/2021	3,500,000	3,587,191

4

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Independent Power Producers & Energy Traders : 1.89%
AES Corporation		8.00%	06/01/2020	$1,200,000	$1,320,000
NRG Energy Incorporated 144A		7.63	05/15/2019	2,000,000	1,960,000
NRG Energy Incorporated 144A		7.88	05/15/2021	7,000,000	6,825,000

					10,105,000

Total Corporate Bonds and Notes (Cost $124,755,774)					124,514,584

		Yield		Shares
Short-Term Investments: 18.11%

Investment Companies : 18.11%
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.12		96,806,655	96,806,655

Total Short-Term Investments (Cost $96,806,655)					96,806,655

Total Investments in Securities (Cost $609,393,044)*	115.51%				617,354,789
Other Assets and Liabilities, Net	(15.51)				(82,916,202)

Total Net Assets	100.00%				$534,438,587

«	All or a portion of this security is on loan.
†	Non-income earning security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $609,658,699 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,493,127
Gross unrealized depreciation	(30,797,037)

Net unrealized appreciation	$7,696,090

5

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC

(“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$396,033,550	$0	$0	$396,033,550
Corporate bonds and notes	0	124,514,584	0	124,514,584
Short-term investments
Investment companies	0	96,806,655	0	96,806,655

	$396,033,550	$221,321,239	$0	$617,354,789

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 24.07%

Consumer Discretionary : 0.82%

Hotels, Restaurants & Leisure: 0.82%
Marriott International Incorporated Class A «	100,000	$2,917,000

Consumer Staples : 1.23%

Food Products : 1.23%
General Mills Incorporated	55,000	2,222,550
H.J. Heinz Company	40,000	2,161,600

		4,384,150

Energy : 7.44%

Energy Equipment & Services : 2.24%
Cameron International Corporation «†	50,000	2,459,500
Dresser-Rand Group Incorporated «†	15,000	748,650
FMC Technologies Incorporated «†	20,000	1,044,600
Halliburton Company	40,000	1,380,400
National Oilwell Varco Incorporated «	35,000	2,379,650

		8,012,800

Oil, Gas & Consumable Fuels : 5.20%
Alpha Natural Resources Incorporated †	15,000	306,450
Anadarko Petroleum Corporation	20,000	1,526,600
Atmos Energy Corporation	40,000	1,334,000
CONSOL Energy Incorporated	20,000	734,000
Devon Energy Corporation	18,000	1,116,000
EOG Resources Incorporated	5,000	492,550
Kinder Morgan Incorporated «	160,000	5,147,200
Marathon Petroleum Corporation	25,000	832,250
National Fuel Gas Company	35,000	1,945,300
Occidental Petroleum Corporation	5,000	468,500
Peabody Energy Corporation «	25,000	827,750
Pioneer Natural Resources Company	2,000	178,960
Questar Corporation «	185,000	3,674,100

		18,583,660

Financials : 2.14%

REITs : 2.14%
American Tower Corporation Class A	100,000	6,001,000
Washington Real Estate Investment Trust «	60,000	1,641,000

		7,642,000

Health Care : 2.13%

Health Care Equipment & Supplies : 1.11%
Baxter International Incorporated	20,000	989,600
C.R. Bard Incorporated	35,000	2,992,500

		3,982,100

Pharmaceuticals : 1.02%
Allergan Incorporated	20,000	1,754,800
Endo Pharmaceuticals Holdings Incorporated «†	20,000	690,600

1

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Security Name	Shares	Value
Pharmaceuticals (continued)
Mylan Incorporated †	55,000	$1,180,300

		3,625,700

Industrials : 2.04%

Building Products: 0.10%
Lennox International Incorporated «	10,000	337,500

Electrical Equipment : 0.76%
AMETEK Incorporated	10,000	421,000
Emerson Electric Company «	40,000	1,863,600
Roper Industries Incorporated «	5,000	434,350

		2,718,950

Machinery : 1.18%
Donaldson Company Incorporated «	8,000	544,640
Eaton Corporation	23,000	1,001,190
Flowserve Corporation «	7,000	695,240
IDEX Corporation	35,000	1,298,850
Pall Corporation	12,000	685,800

		4,225,720

Information Technology : 2.07%

Computers & Peripherals: 0.30%
EMC Corporation «†	50,000	1,077,000

Electronic Equipment, Instruments & Components : 1.43%
Agilent Technologies Incorporated †	60,000	2,095,800
FLIR Systems Incorporated «	120,000	3,008,400

		5,104,200

Semiconductors & Semiconductor Equipment: 0.34%
FEI Company «†	30,000	1,223,400

Materials : 3.69%

Chemicals : 0.98%
Dow Chemical Company	5,000	143,800
FMC Corporation	2,900	249,516
Huntsman Corporation	100,000	1,000,000
Mosaic Company	30,000	1,512,900
Valspar Corporation	15,000	584,550

		3,490,766

Containers & Packaging : 0.24%
Greif Incorporated Class A «	8,000	364,400
Sealed Air Corporation	30,000	516,300

		880,700

Metals & Mining : 2.47%
Cliffs Natural Resources Incorporated «	45,000	2,805,750
Freeport-McMoRan Copper & Gold Incorporated	160,000	5,886,400

2

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED

Security Name			Shares	Value
Metals & Mining (continued)
United States Steel Corporation			5,000	$132,300

				8,824,450

Utilities : 2.51%

Electric Utilities : 2.51%
American Electric Power Company Incorporated			65,000	2,685,150
Exelon Corporation «			65,000	2,819,050
Pepco Holdings Incorporated «			170,000	3,451,000

				8,955,200

Total Common Stocks (Cost $87,309,089)				85,985,296

	Interest Rate	Maturity Date	Principal
Convertible Debentures: 0.43%

Industrials : 0.43%

Electrical Equipment : 0.43%
General Cable Corporation	1.00%	10/15/2012	$1,700,000	1,555,499

Total Convertible Debentures (Cost $1,579,386)				1,555,499

Corporate Bonds and Notes: 74.52%

Energy : 6.96%

Energy Equipment & Services: 0.14%
Dresser-Rand Group Incorporated 144A	6.50%	05/01/2021	500,000	511,250

Oil, Gas & Consumable Fuels : 6.82%
Alpha Natural Resources Incorporated	6.25	06/01/2021	2,000,000	1,940,000
Arch Coal Incorporated 144A	7.25	06/15/2021	2,000,000	2,055,000
Consol Energy Incorporated	8.25	04/01/2020	7,475,000	8,259,875
Murray Energy Corporation 144A	10.25	10/15/2015	9,025,000	8,957,313
Plains Exploration & Production Company	6.63	05/01/2021	3,000,000	3,150,000

				24,362,188

Financials : 2.64%

Consumer Finance: 0.35%
Qwest Capital Funding Incorporated	6.50	11/15/2018	1,275,000	1,258,473

Diversified Financial Services: 0.29%
CNH Capital LLC 144A	6.25	11/01/2016	1,000,000	1,030,000

REITs : 2.00%
American Tower Corporation	5.05	09/01/2020	1,405,000	1,407,053
Host Hotels & Resorts LP 144A	6.00	10/01/2021	5,600,000	5,740,000

				7,147,053

Health Care : 9.45%

Pharmaceuticals : 9.45%
Endo Pharmaceuticals Holdings Incorporated	7.00	12/15/2020	8,440,000	8,967,500

3

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pharmaceuticals (continued)
Mylan Incorporated 144A	7.88%	07/15/2020	$1,745,000	$1,926,044
Valeant Pharmaceuticals International 144A	6.88	12/01/2018	10,560,000	10,533,600
Valeant Pharmaceuticals International 144A	7.00	10/01/2020	12,500,000	12,343,750

				33,770,894

Industrials : 17.32%

Aerospace & Defense : 2.43%
Alliant Techsystems Incorporated	6.88	09/15/2020	5,000,000	5,100,000
Esterline Technologies Corporation	7.00	08/01/2020	3,380,000	3,565,900

				8,665,900

Commercial Services & Supplies: 0.59%
Iron Mountain Incorporated	7.75	10/01/2019	2,000,000	2,112,500

Construction & Engineering: 3.28%
Dycom Investments Incorporated	7.13	01/15/2021	11,595,000	11,710,950

Electrical Equipment : 5.47%
Belden Incorporated	7.00	03/15/2017	5,636,000	5,628,955
General Cable Corporation	7.13	04/01/2017	13,950,000	13,915,125

				19,544,080

Machinery : 5.55%
Actuant Corporation	6.88	06/15/2017	10,252,000	10,559,560
Oshkosh Corporation	8.50	03/01/2020	9,000,000	9,270,000

				19,829,560

Information Technology : 1.92%

Semiconductors & Semiconductor Equipment: 1.92%
MEMC Electronic Materials Incorporated	7.75	04/01/2019	9,500,000	6,863,750

Materials : 19.38%

Chemicals : 13.15%
Celanese US Holdings LLC	5.88	06/15/2021	500,000	516,250
Celanese US Holdings LLC	6.63	10/15/2018	1,500,000	1,593,750
FMC Corporation	3.95	02/01/2022	10,200,000	10,358,661
Huntsman International LLC «	8.63	03/15/2020	14,000,000	14,840,000
Koppers Holdings Incorporated	7.88	12/01/2019	9,250,000	9,805,000
Kraton Polymers LLC	6.75	03/01/2019	10,500,000	9,870,000

				46,983,661

Containers & Packaging : 2.64%
Greif Incorporated	7.75	08/01/2019	6,676,000	7,210,080
Sealed Air Corporation 144A	8.38	09/15/2021	2,000,000	2,210,000

				9,420,080

Metals & Mining : 3.59%
Steel Dynamics Incorporated	7.63	03/15/2020	2,000,000	2,110,000
United States Steel Corporation «	7.38	04/01/2020	11,000,000	10,725,000

				12,835,000

4

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED

Security Name		Interest Rate	Maturity Date	Principal	Value
Telecommunication Services : 6.69%

Diversified Telecommunication Services: 0.86%
SBA Telecommunications Incorporated		8.25%	08/15/2019	$2,825,000	$3,072,188

Wireless Telecommunication Services : 5.83%
Cricket Communications Incorporated		7.75	10/15/2020	11,000,000	9,625,000
NII Capital Corporation		7.63	04/01/2021	11,300,000	11,215,250

					20,840,250

Utilities : 10.16%

Gas Utilities: 1.00%
National Fuel Gas Company		4.90	12/01/2021	3,500,000	3,587,192

Independent Power Producers & Energy Traders : 9.16%
AES Corporation		8.00	10/15/2017	2,125,000	2,337,500
AES Corporation		8.00	06/01/2020	8,550,000	9,405,000
NRG Energy Incorporated 144A		7.63	05/15/2019	4,000,000	3,920,000
NRG Energy Incorporated 144A		7.88	05/15/2021	17,500,000	17,062,500

					32,725,000

Total Corporate Bonds and Notes (Cost $266,451,036)					266,269,969

Yankee Corporate Bonds and Notes: 0.86%

Energy : 0.86%

Oil, Gas & Consumable Fuels: 0.86%
Precision Drilling Corporation		6.63	11/15/2020	3,000,000	3,067,500

Total Yankee Corporate Bonds and Notes (Cost $3,000,000)					3,067,500

		Yield		Shares
Short-Term Investments: 12.45%

Investment Companies : 12.45%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.04		209,048	209,048
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.12		44,262,835	44,262,835

Total Short-Term Investments (Cost $44,471,883)					44,471,883

Total Investments in Securities (Cost $402,811,394)*	112.33%				401,350,147

Other Assets and Liabilities, Net	(12.33)				(44,065,429)

Total Net Assets	100.00%				$357,284,718

«	All or a portion of this security is on loan.
†	Non-income earning security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.

5

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED	WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

*	Cost for federal income tax purposes is $403,075,360 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,808,462
Gross unrealized depreciation	(13,533,675)

Net unrealized depreciation	$(1,725,213)

6

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$85,985,296	$0	$0	$85,985,296
Convertible debentures	0	1,555,499	0	1,555,499
Corporate bonds and notes	0	255,736,369	0	255,736,369
Yankee corporate bonds and notes	0	13,601,100	0	13,601,100
Short-term investments
Investment companies	209,048	44,262,835	0	44,471,883

	$86,194,344	$315,155,803	$0	$401,350,147

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 0.03%
FHLMC	10.50%	01/01/2016	$487	$547
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	151,626	177,188

Total Agency Securities (Cost $164,224)				177,735

			Shares
Common Stocks: 57.50%

Consumer Discretionary : 6.20%

Auto Components : 0.16%
BorgWarner Incorporated †			3,605	229,783
Johnson Controls Incorporated			22,355	698,817
The Goodyear Tire & Rubber Company †			8,028	113,757

				1,042,357

Automobiles : 0.25%
Ford Motor Company			124,858	1,343,472
Harley-Davidson Incorporated			7,634	296,734

				1,640,206

Distributors: 0.05%
Genuine Parts Company			5,114	312,977

Diversified Consumer Services : 0.07%
Apollo Group Incorporated Class A †			3,818	205,676
DeVry Incorporated			1,989	76,497
H&R Block Incorporated			9,623	157,144

				439,317

Hotels, Restaurants & Leisure : 1.17%
Carnival Corporation			14,868	485,292
Chipotle Mexican Grill Incorporated †			1,028	347,197
Darden Restaurants Incorporated			4,331	197,407
International Game Technology			9,778	168,182
Marriott International Incorporated Class A «			8,808	256,929
Marriott Vacations Worldwide Corporation †			1	10
McDonald’s Corporation			33,619	3,372,994
Starbucks Corporation			24,491	1,126,831
Starwood Hotels & Resorts Worldwide Incorporated			6,313	302,835
Wyndham Worldwide Corporation			5,014	189,680
Wynn Resorts Limited			2,602	287,495
Yum! Brands Incorporated			15,130	892,821

				7,627,673

Household Durables : 0.17%
D.R. Horton Incorporated			9,138	115,230
Harman International Industries Incorporated			2,303	87,606
Leggett & Platt Incorporated «			4,571	105,316
Lennar Corporation «			5,284	103,831
Newell Rubbermaid Incorporated			9,512	153,619
Pulte Homes Incorporated †			11,067	69,833
Stanley Black & Decker Incorporated «			5,549	375,112
Whirlpool Corporation «			2,511	119,147

				1,129,694

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Internet & Catalog Retail : 0.48%
Amazon.com Incorporated †	11,953	$2,069,064
Expedia Incorporated	3,114	90,368
Netflix Incorporated †«	1,818	125,969
priceline.com Incorporated †	1,635	764,706
TripAdvisor Incorporated	3,114	78,504

		3,128,611

Leisure Equipment & Products : 0.07%
Hasbro Incorporated	3,814	121,628
Mattel Incorporated «	11,126	308,858

		430,486

Media : 1.79%
Cablevision Systems Corporation New York Group Class A	7,253	103,138
CBS Corporation Class B	21,501	583,537
Comcast Corporation Class A	89,529	2,122,733
DIRECTV Group Incorporated †	23,183	991,305
Discovery Communications Incorporated Class C †«	8,683	355,743
Gannett Company Incorporated	7,829	104,674
Interpublic Group of Companies Incorporated	15,152	147,429
McGraw-Hill Companies Incorporated	9,640	433,511
News Corporation Class A	72,053	1,285,426
Omnicom Group Incorporated	9,064	404,073
Scripps Networks Interactive Incorporated «	3,195	135,532
Time Warner Cable Incorporated	10,485	666,531
Time Warner Incorporated «	32,885	1,188,464
Viacom Incorporated Class B	18,143	823,874
Walt Disney Company «	59,027	2,213,513
Washington Post Company Class B «	159	59,913

		11,619,396

Multiline Retail : 0.48%
Big Lots Incorporated †	2,153	81,297
Dollar Tree Incorporated †	3,910	324,960
Family Dollar Stores Incorporated	3,857	222,395
JCPenney Company Incorporated «	4,695	165,029
Kohl’s Corporation	8,326	410,888
Macy’s Incorporated	13,794	443,891
Nordstrom Incorporated	5,315	264,209
Sears Holdings Corporation †«	1,264	40,170
Target Corporation	22,066	1,130,221

		3,083,060

Specialty Retail : 1.14%
Abercrombie & Fitch Company Class A	2,824	137,924
AutoNation Incorporated †«	1,562	57,591
AutoZone Incorporated †	917	297,997
Bed Bath & Beyond Incorporated †	7,887	457,209
Best Buy Company Incorporated	9,642	225,334
CarMax Incorporated †«	7,439	226,741
GameStop Corporation Class A †«	4,547	109,719
Gap Incorporated	11,399	211,451
Home Depot Incorporated	50,650	2,129,326
Limited Brands Incorporated	8,081	326,068
Lowe’s Companies Incorporated	41,155	1,044,514
O’Reilly Automotive Incorporated †	4,216	337,069
Orchard Supply Hardware Stores Corporation Class A (a)†	55	207

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Specialty Retail (continued)
Ross Stores Incorporated	7,596	$361,038
Staples Incorporated	22,980	319,192
Tiffany & Company	4,171	276,370
TJX Companies Incorporated	12,391	799,839
Urban Outfitters Incorporated †«	3,648	100,539

		7,418,128

Textiles, Apparel & Luxury Goods : 0.37%
Coach Incorporated	9,588	585,252
Nike Incorporated Class B	12,187	1,174,461
Ralph Lauren Corporation	2,118	292,453
VF Corporation	2,864	363,699

		2,415,865

Consumer Staples : 6.64%

Beverages : 1.55%
Beam Incorporated	5,107	261,632
Brown-Forman Corporation Class B	3,314	266,810
Coca-Cola Enterprises Incorporated	10,251	264,271
Constellation Brands Incorporated Class A †	5,720	118,232
Dr Pepper Snapple Group Incorporated	7,043	278,058
Molson Coors Brewing Company «	5,175	225,320
PepsiCo Incorporated	51,369	3,408,333
The Coca-Cola Company	74,625	5,221,511

		10,044,167

Food & Staples Retailing : 1.39%
Costco Wholesale Corporation	14,238	1,186,310
CVS Caremark Corporation	42,767	1,744,038
Kroger Company	19,620	475,196
Safeway Incorporated «	11,167	234,954
SUPERVALU Incorporated «	6,973	56,621
Sysco Corporation	19,382	568,474
Wal-Mart Stores Incorporated	57,387	3,429,447
Walgreen Company	29,219	965,980
Whole Foods Market Incorporated	5,249	365,225

		9,026,245

Food Products : 1.11%
Archer Daniels Midland Company	21,947	627,684
Campbell Soup Company «	5,892	195,850
ConAgra Foods Incorporated	13,619	359,542
Dean Foods Company †	6,035	67,592
General Mills Incorporated	21,141	854,308
H.J. Heinz Company «	10,521	568,555
Hormel Foods Corporation «	4,531	132,713
JM Smucker Company	3,740	292,356
Kellogg Company «	8,142	411,741
Kraft Foods Incorporated Class A	58,049	2,168,711
McCormick & Company Incorporated	4,359	219,781
Mead Johnson & Company	6,688	459,666
Sara Lee Corporation	19,409	367,218
The Hershey Company	5,029	310,692
Tyson Foods Incorporated Class A	9,598	198,103

		7,234,512

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Household Products : 1.34%
Clorox Company	4,333	$288,404
Colgate-Palmolive Company	15,902	1,469,186
Kimberly-Clark Corporation «	12,948	952,455
Procter & Gamble Company	90,399	6,030,517

		8,740,562

Personal Products : 0.10%
Avon Products Incorporated	14,153	247,253
Estee Lauder Companies Incorporated Class A	3,669	412,102

		659,355

Tobacco : 1.15%
Altria Group Incorporated	67,567	2,003,362
Lorillard Incorporated	4,435	505,590
Philip Morris International	57,071	4,478,932
Reynolds American Incorporated	11,108	460,093

		7,447,977

Energy : 7.06%

Energy Equipment & Services : 1.14%
Baker Hughes Incorporated	14,340	697,498
Cameron International Corporation †	8,056	396,275
Diamond Offshore Drilling Incorporated «	2,283	126,159
FMC Technologies Incorporated †«	7,829	408,909
Halliburton Company	30,233	1,043,341
Helmerich & Payne Incorporated «	3,520	205,427
Nabors Industries Limited †	9,448	163,828
National Oilwell Varco Incorporated	13,926	946,829
Noble Corporation	8,294	250,645
Rowan Companies Incorporated †	4,106	124,535
Schlumberger Limited	44,097	3,012,266

		7,375,712

Oil, Gas & Consumable Fuels : 5.92%
Alpha Natural Resources Incorporated †	7,222	147,545
Anadarko Petroleum Corporation	16,361	1,248,835
Apache Corporation	12,618	1,142,938
Cabot Oil & Gas Corporation	3,433	260,565
Chesapeake Energy Corporation «	21,661	482,824
Chevron Corporation	65,433	6,962,071
ConocoPhillips Company	43,625	3,178,954
CONSOL Energy Incorporated	7,452	273,488
Denbury Resources Incorporated †	13,052	197,085
Devon Energy Corporation	13,270	822,740
El Paso Corporation	25,338	673,231
EOG Resources Incorporated	8,833	870,139
EQT Corporation	4,910	269,019
Exxon Mobil Corporation	157,490	13,348,852
Hess Corporation	9,791	556,129
Marathon Oil Corporation	23,121	676,752
Marathon Petroleum Corporation	11,714	389,959
Murphy Oil Corporation	6,358	354,395
Newfield Exploration Company †	4,353	164,239
Noble Energy Incorporated «	5,768	544,442
Occidental Petroleum Corporation	26,672	2,499,166
Peabody Energy Corporation	8,900	294,679

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	4,021	$359,799
QEP Resources Incorporated	5,814	170,350
Range Resources Corporation	5,139	318,310
Southwestern Energy Company †	11,413	364,531
Spectra Energy Corporation «	21,368	657,066
Sunoco Incorporated	3,507	143,857
Tesoro Petroleum Corporation †	4,673	109,161
The Williams Companies Incorporated	19,366	639,465
Valero Energy Corporation	18,390	387,110

		38,507,696

Financials : 8.24%

Capital Markets : 1.04%
Ameriprise Financial Incorporated	7,433	368,974
Bank of New York Mellon Corporation	39,843	793,274
BlackRock Incorporated	3,291	586,588
Charles Schwab Corporation	35,468	399,370
E*TRADE Financial Corporation †	8,342	66,402
Federated Investors Incorporated Class B «	3,034	45,965
Franklin Resources Incorporated	4,782	459,359
Goldman Sachs Group Incorporated	16,175	1,462,705
Invesco Limited	14,818	297,694
Legg Mason Incorporated	4,087	98,292
Morgan Stanley	48,762	737,769
Northern Trust Corporation	7,918	314,028
State Street Corporation	16,163	651,531
T. Rowe Price Group Incorporated	8,300	472,685

		6,754,636

Commercial Banks : 1.53%
Branch Banking & Trust Corporation	22,905	576,519
Comerica Incorporated	6,528	168,422
Fifth Third Bancorp	30,220	384,398
First Horizon National Corporation	8,661	69,288
Huntington Bancshares Incorporated	28,390	155,861
KeyCorp Incorporated	31,308	240,759
M&T Bank Corporation «	4,127	315,055
PNC Financial Services Group Incorporated	17,287	996,941
Regions Financial Corporation	41,362	177,857
SunTrust Banks Incorporated	17,643	312,281
US Bancorp	62,703	1,696,116
Wells Fargo & Company(l)	173,271	4,775,349
Zions Bancorporation	6,055	98,575

		9,967,421

Consumer Finance : 0.96%
American Express Company	33,201	1,566,091
Capital One Financial Corporation	15,103	638,706
Discover Financial Services	18,059	433,416
MasterCard Incorporated	3,502	1,305,616
SLM Corporation	16,715	223,981
Visa Incorporated Class A	16,710	1,696,566
Western Union Company	20,342	371,445

		6,235,821

Diversified Financial Services : 2.22%
Bank of America Corporation	333,032	1,851,658

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Diversified Financial Services (continued)
Berkshire Hathaway Incorporated Class B †	57,764	$4,407,393
Citigroup Incorporated	96,063	2,527,418
CME Group Incorporated	2,181	531,444
InterContinental Exchange Incorporated †«	2,387	287,753
JPMorgan Chase & Company	124,848	4,151,196
Leucadia National Corporation «	6,509	148,015
Moody’s Corporation «	6,418	216,158
NASDAQ Stock Market Incorporated †	4,191	102,721
NYSE Euronext Incorporated	8,608	224,669

		14,448,425

Insurance : 1.38%
ACE Limited	11,066	775,948
AFLAC Incorporated	15,337	663,479
Allstate Corporation	16,604	455,116
American International Group Incorporated †	14,352	332,966
AON Corporation	10,622	497,110
Assurant Incorporated	3,026	124,248
Chubb Corporation	9,136	632,394
Cincinnati Financial Corporation «	5,325	162,200
Genworth Financial Incorporated †	16,130	105,652
Hartford Financial Services Group Incorporated	14,645	237,981
Lincoln National Corporation	9,911	192,472
Loews Corporation	10,033	377,742
Marsh & McLennan Companies Incorporated	17,675	558,884
MetLife Incorporated	34,750	1,083,505
Principal Financial Group Incorporated	10,026	246,640
Prudential Financial Incorporated	15,508	777,261
The Progressive Corporation	20,262	395,312
The Travelers Companies Incorporated	13,562	802,464
Torchmark Corporation	3,349	145,313
UnumProvident Corporation	9,606	202,398
XL Group plc	10,531	208,198

		8,977,283

Real Estate Management & Development: 0.02%
CBRE Group Incorporated †	10,655	162,169

REIT : 1.05%
Apartment Investment & Management Company Class A	3,972	90,999
AvalonBay Communities Incorporated	3,124	407,994
Boston Properties Incorporated	4,850	483,060
Equity Residential «	9,746	555,814
HCP Incorporated «	13,398	555,079
Health Care REIT Incorporated «	6,235	339,995
Host Hotels & Resorts Incorporated «	23,204	342,723
Kimco Realty Corporation	13,370	217,129
Plum Creek Timber Company «	5,299	193,731
Prologis Incorporated	15,056	430,451
Public Storage Incorporated	4,664	627,121
Simon Property Group Incorporated	9,654	1,244,787
Ventas Incorporated «	9,460	521,530
Vornado Realty Trust	6,061	465,848
Weyerhaeuser Company	17,624	329,040

		6,805,301

Thrifts & Mortgage Finance : 0.04%
Hudson City Bancorp Incorporated	17,331	108,319

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Thrifts & Mortgage Finance (continued)
People’s United Financial Incorporated	11,849	$152,260

		260,579

Health Care : 6.75%

Biotechnology : 0.70%
Amgen Incorporated	26,063	1,673,505
Biogen Idec Incorporated †	7,981	878,309
Celgene Corporation †	14,586	986,014
Gilead Sciences Incorporated †	24,679	1,010,111

		4,547,939

Health Care Equipment & Supplies : 1.02%
Baxter International Incorporated	18,526	916,666
Becton Dickinson & Company	7,060	527,523
Boston Scientific Corporation †	48,677	259,935
C.R. Bard Incorporated	2,818	240,939
CareFusion Corporation †	7,380	187,526
Covidien plc	15,850	713,409
DENTSPLY International Incorporated «	4,651	162,738
Edwards Lifesciences Corporation †	3,748	264,984
Intuitive Surgical Incorporated †	1,281	593,116
Medtronic Incorporated	34,675	1,326,319
St. Jude Medical Incorporated	10,480	359,464
Stryker Corporation	10,687	531,251
Varian Medical Systems Incorporated †«	3,698	248,247
Zimmer Holdings Incorporated «	5,887	314,484

		6,646,601

Health Care Providers & Services : 1.21%
Aetna Incorporated	11,903	502,188
AmerisourceBergen Corporation	8,488	315,669
Cardinal Health Incorporated	11,352	461,005
CIGNA Corporation	9,379	393,918
Coventry Health Care Incorporated †	4,740	143,954
DaVita Incorporated †	3,072	232,888
Express Scripts Incorporated †	15,985	714,370
Humana Incorporated	5,372	470,641
Laboratory Corporation of America Holdings †«	3,256	279,918
McKesson Corporation	8,068	628,578
Medco Health Solutions Incorporated †	12,720	711,048
Patterson Companies Incorporated	2,876	84,900
Quest Diagnostics Incorporated	5,183	300,925
Tenet Healthcare Corporation †«	14,271	73,210
UnitedHealth Group Incorporated	35,026	1,775,118
WellPoint Incorporated	11,429	757,171

		7,845,501

Health Care Technology: 0.04%
Cerner Corporation †	4,786	293,143

Life Sciences Tools & Services : 0.17%
Life Technologies Corporation †	5,855	227,818
PerkinElmer Incorporated	3,715	74,300
Thermo Fisher Scientific Incorporated †	12,429	558,932

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corporation †	2,944	$218,003

		1,079,053

Pharmaceuticals : 3.61%
Abbott Laboratories	51,184	2,878,076
Allergan Incorporated	10,022	879,330
Bristol-Myers Squibb Company	55,676	1,962,022
Eli Lilly & Company	33,475	1,391,221
Forest Laboratories Incorporated †	8,777	265,592
Hospira Incorporated †	5,411	164,332
Johnson & Johnson Services Incorporated	89,726	5,884,231
Merck & Company Incorporated	100,145	3,775,467
Mylan Laboratories Incorporated †	14,013	300,719
Perrigo Company «	3,061	297,835
Pfizer Incorporated	252,568	5,465,572
Watson Pharmaceuticals Incorporated †	4,177	252,040

		23,516,437

Industrials : 6.09%

Aerospace & Defense : 1.49%
Boeing Company	24,420	1,791,207
General Dynamics Corporation	11,700	776,997
Goodrich Corporation	4,114	508,902
Honeywell International Incorporated «	25,414	1,381,251
L-3 Communications Holdings Incorporated	3,281	218,777
Lockheed Martin Corporation	8,717	705,205
Northrop Grumman Corporation	8,584	501,992
Precision Castparts Corporation	4,737	780,610
Raytheon Company	11,371	550,129
Rockwell Collins Incorporated «	4,972	275,300
United Technologies Corporation	29,771	2,175,962

		9,666,332

Air Freight & Logistics : 0.59%
C.H. Robinson Worldwide Incorporated	5,394	376,393
Expeditors International of Washington Incorporated	6,966	285,327
FedEx Corporation	10,422	870,341
United Parcel Service Incorporated Class B	31,706	2,320,562

		3,852,623

Airlines: 0.03%

Southwest Airlines Company	25,579	218,956

Building Products: 0.02%

Masco Corporation	11,756	123,203

Commercial Services & Supplies : 0.31%
Avery Dennison Corporation	3,456	99,118
Cintas Corporation «	3,622	126,082
Dun & Bradstreet Corporation	1,597	119,504
Equifax Incorporated	3,978	154,108
Iron Mountain Incorporated «	6,098	187,818
Pitney Bowes Incorporated «	6,559	121,604
Republic Services Incorporated	10,343	284,950
Robert Half International Incorporated «	4,697	133,677
RR Donnelley & Sons Company «	6,170	89,033

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Commercial Services & Supplies (continued)
Stericycle Incorporated †«	2,796	$217,864
Waste Management Incorporated «	15,124	494,706

		2,028,464

Construction & Engineering : 0.09%
Fluor Corporation	5,574	280,094
Jacobs Engineering Group Incorporated †«	4,210	170,842
Quanta Services Incorporated †	6,904	148,712

		599,648

Electrical Equipment : 0.31%
Cooper Industries plc	5,194	281,255
Emerson Electric Company	24,174	1,126,267
Rockwell Automation Incorporated	4,662	342,051
Roper Industries Incorporated	3,169	275,291

		2,024,864

Industrial Conglomerates : 1.38%
3M Company	23,027	1,881,997
General Electric Company	346,879	6,212,603
Textron Incorporated	9,139	168,980
Tyco International Limited	15,179	709,011

		8,972,591

Machinery : 1.24%
Caterpillar Incorporated	21,245	1,924,797
Cummins Incorporated	6,336	557,695
Danaher Corporation	18,717	880,448
Deere & Company	13,600	1,051,960
Dover Corporation «	6,090	353,525
Eaton Corporation	10,980	477,959
Flowserve Corporation	1,825	181,259
Illinois Tool Works Incorporated	15,876	741,568
Ingersoll-Rand plc «	10,257	312,531
Joy Global Incorporated	3,453	258,871
Paccar Incorporated «	11,769	440,984
Pall Corporation	3,783	216,198
Parker Hannifin Corporation	4,963	378,429
Snap-On Incorporated	1,911	96,735
Xylem Incorporated	6,064	155,784

		8,028,743

Road & Rail : 0.51%
CSX Corporation	34,498	726,528
Norfolk Southern Corporation	11,043	804,593
Ryder System Incorporated	1,679	89,222
Union Pacific Corporation	15,872	1,681,480

		3,301,823

Trading Companies & Distributors : 0.12%
Fastenal Company «	9,699	422,973
W.W. Grainger Incorporated «	1,993	373,070

		796,043

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Information Technology : 10.47%

Communications Equipment : 1.20%
Cisco Systems Incorporated	176,633	$3,193,525
F5 Networks Incorporated †	2,611	277,079
Harris Corporation «	3,804	137,096
JDS Uniphase Corporation †	7,528	78,592
Juniper Networks Incorporated †	17,282	352,726
Motorola Mobility Holdings Incorporated †	8,660	336,008
Motorola Solutions Incorporated	9,412	435,681
QUALCOMM Incorporated	55,229	3,021,026

		7,831,733

Computers & Peripherals : 2.67%
Apple Incorporated †	30,537	12,367,485
Dell Incorporated †	50,173	734,031
EMC Corporation †	67,026	1,443,740
Hewlett-Packard Company	65,285	1,681,742
Lexmark International Incorporated «	2,359	78,012
NetApp Incorporated †«	11,782	427,333
SanDisk Corporation †	7,895	388,513
Western Digital Corporation †	7,681	237,727

		17,358,583

Electronic Equipment, Instruments & Components : 0.32%
Agilent Technologies Incorporated †	11,408	398,481
Amphenol Corporation Class A	5,445	247,149
Corning Incorporated	51,636	670,235
FLIR Systems Incorporated «	5,125	128,484
Jabil Circuit Incorporated	6,019	118,334
Molex Incorporated «	4,505	107,489
TE Connectivity Limited	13,946	429,676

		2,099,848

Internet Software & Services : 1.16%
Akamai Technologies Incorporated †	5,895	190,291
eBay Incorporated †	37,750	1,144,958
Google Incorporated Class A †	8,300	5,360,970
VeriSign Incorporated	5,226	186,673
Yahoo! Incorporated †	40,752	657,330

		7,540,222

IT Services : 1.71%
Accenture plc	21,058	1,120,917
Automatic Data Processing Incorporated	16,057	867,239
Cognizant Technology Solutions Corporation Class A †	9,926	638,341
Computer Sciences Corporation	5,094	120,728
Fidelity National Information Services Incorporated	7,970	211,922
Fiserv Incorporated †	4,628	271,849
International Business Machines Corporation	38,725	7,120,753
Paychex Incorporated	10,596	319,046
SAIC Incorporated †«	9,075	111,532
Teradata Corporation †	5,500	266,805
Total System Services Incorporated	5,326	104,177

		11,153,309

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Office Electronics: 0.06%
Xerox Corporation	45,573	$362,761

Semiconductors & Semiconductor Equipment : 1.35%
Advanced Micro Devices Incorporated †	19,234	103,864
Altera Corporation	10,542	391,108
Analog Devices Incorporated	9,790	350,286
Applied Materials Incorporated	42,898	459,438
Broadcom Corporation Class A	15,938	467,940
First Solar Incorporated †«	1,930	65,157
Intel Corporation	167,306	4,057,171
KLA-Tencor Corporation «	5,476	264,217
Linear Technology Corporation	7,483	224,714
LSI Logic Corporation †	18,514	110,158
Microchip Technology Incorporated «	6,279	230,000
Micron Technology Incorporated †	32,448	204,098
Novellus Systems Incorporated †	2,187	90,301
NVIDIA Corporation †«	20,064	278,087
Teradyne Incorporated †«	6,047	82,421
Texas Instruments Incorporated	37,543	1,092,877
Xilinx Incorporated «	8,623	276,453

		8,748,290

Software : 2.00%
Adobe Systems Incorporated †	16,129	455,967
Autodesk Incorporated †	7,451	225,989
BMC Software Incorporated †	5,592	183,306
CA Incorporated	12,158	245,774
Citrix Systems Incorporated †	6,127	372,031
Electronic Arts Incorporated †	10,889	224,313
Intuit Incorporated	9,766	513,594
Microsoft Corporation	245,992	6,385,952
Oracle Corporation	129,285	3,316,160
Red Hat Incorporated †	6,336	261,613
Salesforce.com Incorporated †«	4,468	453,323
Symantec Corporation †	24,220	379,043

		13,017,065

Materials : 2.01%

Chemicals : 1.29%
Air Products & Chemicals Incorporated	6,915	589,089
Airgas Incorporated	2,244	175,212
CF Industries Holdings Incorporated	2,148	311,417
Dow Chemical Company	38,830	1,116,751
E.I. du Pont de Nemours & Company	30,356	1,389,698
Eastman Chemical Company	4,520	176,551
Ecolab Incorporated	9,861	570,064
FMC Corporation	2,313	199,011
International Flavors & Fragrances Incorporated	2,658	139,332
Monsanto Company	17,591	1,232,601
Mosaic Company	9,782	493,306
PPG Industries Incorporated	5,073	423,545
Praxair Incorporated	9,849	1,052,858
Sherwin-Williams Company	2,829	252,545
Sigma-Aldrich Corporation «	3,957	247,154

		8,369,134

Construction Materials: 0.02%
Vulcan Materials Company «	4,246	167,080

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name	Shares	Value
Containers & Packaging : 0.08%
Ball Corporation	5,343	$190,799
Bemis Company Incorporated	3,383	101,761
Owens-Illinois Incorporated †	5,396	104,574
Sealed Air Corporation	6,309	108,578

		505,712

Metals & Mining : 0.53%
Alcoa Incorporated	34,969	302,482
Allegheny Technologies Incorporated «	3,494	167,013
Cliffs Natural Resources Incorporated	4,698	292,920
Freeport-McMoRan Copper & Gold Incorporated Class B	31,145	1,145,825
Newmont Mining Corporation	16,257	975,583
Nucor Corporation	10,405	411,726
Titanium Metals Corporation «	2,705	40,521
United States Steel Corporation «	4,731	125,182

		3,461,252

Paper & Forest Products : 0.09%
International Paper Company «	14,360	425,056
MeadWestvaco Corporation	5,609	167,990

		593,046

Telecommunication Services : 1.82%

Diversified Telecommunication Services : 1.65%
AT&T Incorporated	194,709	5,888,000
CenturyTel Incorporated	20,293	754,900
Frontier Communications Corporation «	32,696	168,384
Verizon Communications Incorporated	93,020	3,731,962
Windstream Corporation «	19,148	224,798

		10,768,044

Wireless Telecommunication Services : 0.17%
American Tower Corporation Class A	12,913	774,909
MetroPCS Communications Incorporated †	9,641	83,684
Sprint Nextel Corporation †«	98,433	230,333

		1,088,926

Utilities : 2.22%

Electric Utilities : 1.29%
American Electric Power Company Incorporated	15,866	655,424
Consolidated Edison Incorporated «	9,623	596,915
Duke Energy Corporation «	43,789	963,358
Edison International	10,705	443,187
Entergy Corporation	5,786	422,667
Exelon Corporation	21,784	944,772
FirstEnergy Corporation	13,741	608,726
Nextera Energy Incorporated	13,883	845,197
Northeast Utilities	5,816	209,783
Pepco Holdings Incorporated	7,457	151,377
Pinnacle West Capital Corporation	3,587	172,822
PPL Corporation	19,001	559,009
Progress Energy Incorporated	9,692	542,946

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Electric Utilities (continued)
The Southern Company «			28,320	$1,310,933

				8,427,116

Gas Utilities : 0.07%
AGL Resources Incorporated			3,836	162,109
ONEOK Incorporated			3,383	293,272

				455,381

Independent Power Producers & Energy Traders : 0.10%
AES Corporation †			21,184	250,819
Constellation Energy Group Incorporated			6,622	262,695
NRG Energy Incorporated †«			7,555	136,897

				650,411

Multi-Utilities : 0.76%
Ameren Corporation			7,959	263,682
CenterPoint Energy Incorporated			13,994	281,139
CMS Energy Corporation «			8,279	182,800
Dominion Resources Incorporated «			18,715	993,392
DTE Energy Company			5,561	302,796
Integrys Energy Group Incorporated «			2,559	138,647
NiSource Incorporated «			9,236	219,909
PG&E Corporation			13,335	549,669
Public Service Enterprise Group Incorporated			16,622	548,692
SCANA Corporation «			3,791	170,822
Sempra Energy			7,874	433,070
TECO Energy Incorporated			7,089	135,683
Wisconsin Energy Corporation			7,598	265,626
Xcel Energy Incorporated			15,934	440,406

				4,926,333

Total Common Stocks (Cost $328,614,949)				374,001,841

	Interest Rate	Maturity Date	Principal
Non-Agency Mortgage Backed Securities: 0.04%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.62%	12/25/2034	$27,486	21,665
Citigroup Mortgage Loan Trust Incorporated Series 2006-NCB1 Class 2A2 ±	0.40	05/15/2036	295,568	213,115
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.25	12/25/2034	10,704	9,182

Total Non-Agency Mortgage Backed Securities (Cost $333,758)				243,962

	Dividend Yield		Shares
Preferred Stocks: 0.00%

Consumer Discretionary : 0.00%

Specialty Retail: 0.00%
Orchard Supply Hardware Stores Corporation Series A (a)†	0.00		55	207

Total Preferred Stocks (Cost $472)				207

	Interest Rate		Principal
U.S. Treasury Securities: 37.00%
U.S. Treasury Bond	3.50	02/15/2039	$9,608,000	10,786,479

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond		3.75%	08/15/2041	$16,959,000	$19,897,672
U.S. Treasury Bond		3.88	08/15/2040	16,108,000	19,266,682
U.S. Treasury Bond		4.25	05/15/2039	11,094,000	14,087,649
U.S. Treasury Bond «		4.25	11/15/2040	15,688,000	19,962,980
U.S. Treasury Bond		4.38	02/15/2038	5,500,000	7,101,875
U.S. Treasury Bond		4.38	11/15/2039	14,987,000	19,419,870
U.S. Treasury Bond		4.38	05/15/2040	15,537,000	20,139,836
U.S. Treasury Bond		4.38	05/15/2041	16,572,000	21,543,600
U.S. Treasury Bond		4.50	02/15/2036	8,629,000	11,282,418
U.S. Treasury Bond		4.50	05/15/2038	6,862,000	9,033,178
U.S. Treasury Bond		4.50	08/15/2039	11,190,000	14,769,054
U.S. Treasury Bond		4.63	02/15/2040	14,355,000	19,323,179
U.S. Treasury Bond		4.75	02/15/2037	4,731,000	6,421,594
U.S. Treasury Bond		4.75	02/15/2041	14,396,000	19,801,252
U.S. Treasury Bond		5.00	05/15/2037	5,597,000	7,869,035
Total U.S. Treasury Securities (Cost $192,973,839)					240,706,353

Other: 0.52%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)				2,375,632	665,177
VFNC Corporation, Pass-Through Entity, 0.30% ±(v)(a)(i)144A				6,382,314	2,744,395

Total Other (Cost $1,533,467)					3,409,572

		Yield		Shares
Short-Term Investments: 9.80%

Investment Companies : 7.32%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.04%		17,154,086	17,154,086
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.12		30,446,351	30,446,351

					47,600,437

				Principal
U.S. Treasury Securities : 2.48%
U.S. Treasury Bill #		0.01	02/02/2012	$9,185,000	9,184,908
U.S. Treasury Bill #		0.02	04/05/2012	425,000	424,981
U.S. Treasury Bill #		0.02	05/03/2012	6,530,000	6,529,451
					16,139,340

Total Short-Term Investments (Cost $63,739,065)					63,739,777

Total Investments in Securities (Cost $587,359,774)*	104.89%				682,279,447

Other Assets and Liabilities, Net	(4.89)				(31,806,346)

Total Net Assets	100.00%				$650,473,101

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

(l)	Investment in an affiliate. The total cost of affiliated investments is $54,714,452.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $619,631,063 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$101,808,171
Gross unrealized depreciation	(39,159,787)

Net unrealized appreciation	$62,648,384

WELLS FARGO ADVANTAGE INDEX ASSET ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$374,001,634	$207	$0	$374,001,841
Preferred stocks	0	207	0	207
Agency securities	0	177,735	0	177,735
Non-agency mortgage backed securities	0	243,962	0	243,962
U.S. Treasury securities	240,706,353	0	0	240,706,353
Other	0	0	3,409,572	3,409,572
Short-term investments
Investment companies	17,154,086	30,446,351	0	47,600,437
U.S. Treasury securities	16,139,340	0	0	16,139,340

	$648,001,413	$30,868,462	$3,409,572	$682,279,447

As of December 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$3,500,464	$0	$0	$3,500,464

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of September 30, 2011	$4,305,787
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(569,745)
Purchases	0
Sales	(326,470)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of December 31, 2011	$3,409,572

Change in unrealized gains (losses) relating to securities still held at December 31, 2011	(736,983)

Derivative transactions

During the three months ended December 31, 2011, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocative strategy.

At December 31, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at December 31, 2011	Net Unrealized Gains (Losses)
March 2012	25 Long	30-Year U.S. Treasury Bonds	$3,620,313	$21,594
March 2012	1,085 Short	30-Year U.S. Treasury Bonds	157,121,563	381,445
March 2012	562 Long	S&P 500 Index	175,990,300	3,097,425

The Fund had average notional amounts of $173,222,294 and $156,741,861 in long future contracts and short futures contracts, respectively, during the three months ended December 31, 2011.

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED

Security Name	Shares	Value
Common Stocks: 97.31%

Consumer Discretionary : 15.01%

Automobiles: 1.68%
Thor Industries Incorporated «	88,700	$2,433,041

Hotels, Restaurants & Leisure : 3.57%
Darden Restaurants Incorporated «	68,600	3,126,788
International Speedway Corporation Class A	80,300	2,035,605

		5,162,393

Household Durables: 3.46%
NVR Incorporated «†	7,300	5,007,800

Specialty Retail : 4.07%
Best Buy Company Incorporated «	105,900	2,474,883
Penske Auto Group Incorporated «	176,898	3,405,287

		5,880,170

Textiles, Apparel & Luxury Goods: 2.23%
Hanesbrands Incorporated †	147,100	3,215,606

Consumer Staples : 7.05%

Beverages: 2.37%
Coca-Cola Enterprises Incorporated	133,100	3,431,318

Food & Staples Retailing: 2.41%
Safeway Incorporated «	165,300	3,477,912

Personal Products: 2.27%
Avon Products Incorporated «	188,100	3,286,107

Financials : 19.99%

Commercial Banks : 5.04%
City National Corporation «	84,900	3,750,882
Umpqua Holdings Corporation «	284,800	3,528,672

		7,279,554

Insurance : 14.95%
Axis Capital Holdings Limited	126,900	4,055,724
Fidelity National Title Group Incorporated «	219,300	3,493,449
RenaissanceRe Holdings Limited «	33,800	2,513,706
Stewart Information Services Corporation «	186,500	2,154,075
Torchmark Corporation «	75,100	3,258,589
White Mountain Insurance Group Limited	6,470	2,933,886
Willis Group Holdings plc	82,700	3,208,760

		21,618,189

Health Care : 10.67%

Health Care Equipment & Supplies: 1.96%
West Pharmaceutical Services Incorporated «	74,700	2,834,865

Health Care Providers & Services : 6.37%
Cardinal Health Incorporated	34,890	1,416,883

1

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED

Security Name	Shares	Value
Health Care Providers & Services (continued)
MEDNAX Incorporated †	55,509	$3,997,203
Quest Diagnostics Incorporated «	65,300	3,791,318

		9,205,404

Pharmaceuticals: 2.34%
Hospira Incorporated «†	111,500	3,386,255

Industrials : 20.49%

Building Products: 2.69%
Quanex Building Products Corporation	258,600	3,884,172

Commercial Services & Supplies : 10.35%
Cintas Corporation «	136,282	4,743,976
G&K Services Incorporated Class A «	84,600	2,462,706
Republic Services Incorporated	162,900	4,487,895
Steelcase Incorporated «	437,600	3,264,496

		14,959,073

Machinery : 7.45%
Albany International Corporation Class A	151,600	3,504,992
Harsco Corporation «	186,000	3,827,880
Kennametal Incorporated «	94,300	3,443,836

		10,776,708

Information Technology : 14.03%

Computers & Peripherals: 2.08%
Diebold Incorporated «	99,800	3,000,986

Electronic Equipment, Instruments & Components : 5.07%
Flextronics International Limited «†	594,300	3,363,738
Molex Incorporated «	166,300	3,967,918

		7,331,656

Semiconductors & Semiconductor Equipment : 6.88%
Lam Research Corporation †	134,000	4,960,680
Teradyne Incorporated «†	366,100	4,989,943

		9,950,623

Materials : 7.90%

Containers & Packaging : 5.17%
Bemis Company Incorporated	112,500	3,384,000
Packaging Corporation of America	162,300	4,096,452

		7,480,452

Metals & Mining: 2.73%
Reliance Steel & Aluminum Company «	81,000	3,943,890

Utilities : 2.17%

Electric Utilities: 2.17%
Entergy Corporation «	42,900	3,133,845

Total Common Stocks (Cost $131,304,880)		140,680,019

2

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED

Security Name			Principal	Value
Other: 0.57%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$1,065,422	$298,318
VFNC Corporation Pass-through Entity, 0.30% (a)(i)(v)±144A			1,212,770	521,491

Total Other (Cost $391,961)				819,809

		Yield	Shares
Short-Term Investments: 33.92%

Investment Companies : 33.92%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.04%	3,381,724	3,381,724
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.12	45,666,159	45,666,159

Total Short-Term Investments (Cost $49,047,883)				49,047,883

Total Investments in Securities (Cost $180,744,724)	131.80%			190,547,711

Other Assets and Liabilities, Net	(31.80)			(45,977,772)

Total Net Assets*	100.00%			$144,569,939

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $190,548,807 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,840,672
Gross unrealized depreciation	(9,841,768)

Net unrealized depreciation	$(1,096)

3

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$140,680,019	$0	$0	$140,680,019
Other	0	0	819,809	819,809
Short-term investments
Investment companies	3,381,724	45,666,159	0	49,047,883

	$144,061,743	$45,666,159	$819,809	$190,547,711

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of September 30, 2011	$1,053,857
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(158,066)
Purchases	0
Sales	(75,982)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of December 31, 2011	$819,809

Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(198,556)

WELLS FARGO ADVANTAGE COMMON STOCK FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.31%
Consumer Discretionary : 20.22%

Auto Components: 0.60%
BorgWarner Incorporated †	99,200	$6,323,008

Diversified Consumer Services : 3.90%
Bridgepoint Education Incorporated †	163,281	3,755,463
Capella Education Company †	373,982	13,482,051
Grand Canyon Education Incorporated †	1,475,570	23,550,097

		40,787,611

Hotels, Restaurants & Leisure : 2.11%
Royal Caribbean Cruises Limited «	444,180	11,002,339
Texas Roadhouse Incorporated «	748,000	11,145,200

		22,147,539

Household Durables: 1.53%
Mohawk Industries Incorporated †	267,933	16,035,790

Internet & Catalog Retail: 1.23%
Liberty Media Corporation Interactive Series A †	792,000	12,842,280

Media : 4.82%
Cablevision Systems Corporation New York Group Class A	746,000	10,608,120
Interpublic Group of Companies Incorporated	1,412,000	13,738,760
Scripps Networks Interactive Incorporated «	331,000	14,041,020
Time Warner Cable Incorporated	189,808	12,066,095

		50,453,995

Specialty Retail : 6.03%
Ann Incorporated †	509,102	12,615,548
Express Incorporated	715,000	14,257,100
PetSmart Incorporated «	280,000	14,361,200
Tractor Supply Company	165,124	11,583,449
Urban Outfitters Incorporated †«	374,000	10,307,440

		63,124,737

Consumer Staples : 1.45%

Household Products: 1.45%
Church & Dwight Company Incorporated	332,000	15,192,320

Energy : 7.47%

Energy Equipment & Services : 3.77%
Cameron International Corporation †	305,000	15,002,950
Helmerich & Payne Incorporated «	233,000	13,597,880
Noble Corporation	358,449	10,832,329

		39,433,159

Oil, Gas & Consumable Fuels : 3.70%
Forest Oil Corporation †«	806,000	10,921,300
Newfield Exploration Company †	339,000	12,790,470

1

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE COMMON STOCK FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Product Company †	409,000	$15,018,480

		38,730,250

Financials : 18.19%

Capital Markets : 1.99%
Greenhill & Company Incorporated «	238,822	8,685,956
Waddell & Reed Financial Incorporated	490,141	12,140,793

		20,826,749

Commercial Banks : 4.28%
CapitalSource Incorporated «	3,432,000	22,994,400
City National Corporation	318,754	14,082,552
MB Financial Incorporated «	453,000	7,746,300

		44,823,252

Diversified Financial Services : 1.30%
NBH Holdings Corporation †144A(a)	855,000	13,680,000

Insurance : 5.04%
Arch Capital Group Limited †	306,340	11,405,038
CNO Financial Group Incorporated †	2,123,817	13,401,285
Reinsurance Group of America Incorporated	248,370	12,977,333
RenaissanceRe Holdings Limited	201,190	14,962,500

		52,746,156

REITs : 5.58%
BioMed Realty Trust Incorporated «	702,614	12,703,261
Campus Crest Communities Incorporated	916,000	9,214,960
DuPont Fabros Technology Incorporated «	601,896	14,577,921
Hersha Hospitality Trust	3,340,250	16,300,420
Mid-America Apartment Communities Incorporated	89,387	5,591,157

		58,387,719

Health Care : 8.76%

Health Care Equipment & Supplies : 5.09%
CareFusion Corporation †	530,000	13,467,300
DENTSPLY International Incorporated «	371,900	13,012,781
Hologic Incorporated †	799,000	13,990,490
Varian Medical Systems Incorporated †«	190,000	12,754,700

		53,225,271

Health Care Providers & Services : 2.24%
HealthSouth Rehabilitation Corporation †«	584,650	10,330,766
Universal Health Services Class B	338,000	13,134,680

		23,465,446

Life Sciences Tools & Services: 1.43%
Parexel International Corporation †«	721,631	14,966,627

2

WELLS FARGO ADVANTAGE COMMON STOCK FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Industrials : 14.87%

Airlines : 2.10%
Alaska Air Group Incorporated †	204,000	$15,318,360
United Continental Holdings Incorporated †	352,000	6,642,240

		21,960,600

Commercial Services & Supplies : 3.53%
Herman Miller Incorporated «	530,000	9,778,500
Republic Services Incorporated	522,000	14,381,100
Steelcase Incorporated «	1,723,600	12,858,056

		37,017,656

Electrical Equipment: 1.23%
AMETEK Incorporated	305,500	12,861,550

Machinery : 4.24%
Pentair Incorporated «	350,000	11,651,500
SPX Corporation	244,000	14,705,880
Wabash National Corporation †	2,294,967	17,992,541

		44,349,921

Road & Rail : 2.39%
RSC Holdings Incorporated †«	555,500	10,276,750
Ryder System Incorporated	277,710	14,757,509

		25,034,259

Trading Companies & Distributors: 1.38%
GATX Corporation «	330,000	14,407,800

Information Technology : 20.22%

Communications Equipment: 1.15%
Riverbed Technology Incorporated †	513,115	12,058,203

Computers & Peripherals: 0.86%
Diebold Incorporated	298,258	8,968,618

Electronic Equipment, Instruments & Components : 3.92%
Ingram Micro Incorporated Class A †	778,480	14,160,551
Molex Incorporated Class A	646,057	12,779,007
Trimble Navigation Limited †	324,000	14,061,600

		41,001,158

IT Services : 5.82%
Alliance Data Systems Corporation †	114,338	11,872,858
Amdocs Limited †	429,000	12,239,370
Cognizant Technology Solutions Corporation Class A †	173,000	11,125,630
Gartner Incorporated †	311,000	10,813,470
Global Payments Incorporated	315,284	14,938,156

		60,989,484

Semiconductors & Semiconductor Equipment : 3.66%
Integrated Device Technology Incorporated †	2,172,000	11,859,120
ON Semiconductor Corporation †	1,785,000	13,780,200

3

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE COMMON STOCK FUND

Security Name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx Incorporated «			395,000	$12,663,700

				38,303,020

Software : 4.81%
Activision Blizzard Incorporated			946,000	11,654,720
Ansys Incorporated †			225,000	12,888,000
Nuance Communications Incorporated †«			557,000	14,014,120
Red Hat Incorporated †			286,000	11,808,940

				50,365,780

Materials : 4.82%

Chemicals: 1.20%
International Flavors & Fragrances Incorporated			240,000	12,580,800

Containers & Packaging : 2.49%
Crown Holdings Incorporated †			397,000	13,331,260
Packaging Corporation of America			506,224	12,777,092

				26,108,352

Metals & Mining: 1.13%
Steel Dynamics Incorporated			896,000	11,782,400

Telecommunication Services : 1.31%

Diversified Telecommunication Services: 1.31%
Time Warner Telecom Incorporated †«			705,000	13,662,900

Total Common Stocks (Cost $833,070,919)				1,018,644,410

			Principal
Other: 0.32%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$4,273,915	1,196,696
VFNC Corporation, Pass-Through Entity, 0.30% 144A(a)(i)(v)±			4,865,001	2,091,951

Total Other (Cost $1,572,344)				3,288,647

		Yield	Shares
Short-Term Investments: 19.38%

Investment Companies : 19.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.04%	21,975,295	21,975,295
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.12	180,933,049	180,933,048

Total Short-Term Investments (Cost $202,908,343)				202,908,343

Total Investments in Securities (Cost $1,037,551,606)*	117.01%			1,224,841,400

Other Assets and Liabilities, Net	(17.01)			(178,045,670)

Total Net Assets	100.00%			$1,046,795,730

†	Non-income earning security.
«	All or a portion of this security is on loan.

4

WELLS FARGO ADVANTAGE COMMON STOCK FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,051,835,077 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$198,647,983
Gross unrealized depreciation	(25,641,660)

Net unrealized appreciation	$173,006,323

5

WELLS FARGO ADVANTAGE COMMON STOCK FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Common Stock Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,004,964,410	$0	$13,680,000	$1,018,644,410
Other	0	0	3,288,647	3,288,647
Short-term investments
Investment companies	21,975,295	180,933,048	0	202,908,343

	$1,026,939,705	$180,933,048	$16,968,647	$1,224,841,400

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Other	Total
Balance as of September 30, 2011	$13,435,100	$4,227,523	$17,662,623
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	(792,888)	(634,076)	(1,426,964)
Purchases	1,037,788	0	1,037,788
Sales	0	(304,800)	(304,800)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of December 31, 2011	$13,680,000	$3,288,647	$16,968,647

Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(792,888)	$(796,504)	$(1,589,392)

WELLS FARGO ADVANTAGE DISCOVERY FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.99%

Consumer Discretionary : 16.03%

Auto Components: 1.36%
BorgWarner Incorporated «†	227,600	$14,507,224

Automobiles: 1.27%
Tesla Motors Incorporated «†	473,987	13,537,069

Diversified Consumer Services: 1.17%
Weight Watchers International Incorporated	226,800	12,476,268

Hotels, Restaurants & Leisure : 2.35%
Arcos Dorados Holdings Incorporated	455,847	9,358,539
Buffalo Wild Wings Incorporated †	233,300	15,750,083

		25,108,622

Household Durables: 1.28%
Tempur-Pedic International Incorporated «†	259,700	13,642,041

Internet & Catalog Retail: 0.68%
Shutterfly Incorporated «†	316,600	7,205,816

Media: 0.67%
National Cinemedia Incorporated «	579,551	7,186,432

Specialty Retail : 3.49%
Ross Stores Incorporated	230,000	10,931,900
Vitamin Shoppe Incorporated †	314,200	12,530,296
Williams-Sonoma Incorporated	357,751	13,773,414

		37,235,610

Textiles, Apparel & Luxury Goods : 3.76%
Deckers Outdoor Corporation «†	176,300	13,322,991
Michael Kors Holdings Limited	71,933	1,960,174
Under Armour Incorporated †	169,400	12,161,226
Vera Bradley Incorporated «†	391,400	12,622,650

		40,067,041

Consumer Staples : 1.33%

Food Products: 1.33%
Hain Celestial Group Incorporated †	387,600	14,209,416

Energy : 9.15%

Energy Equipment & Services : 3.66%
Atwood Oceanics Incorporated †	269,700	10,731,363
Nabors Industries Limited †	499,600	8,663,064
Oil States International Incorporated «†	257,000	19,627,090

		39,021,517

Oil, Gas & Consumable Fuels : 5.49%
Approach Resources Incorporated «†	357,917	10,526,339
Cabot Oil & Gas Corporation	134,400	10,200,960
Concho Resources Incorporated «†	148,600	13,931,250
Gulfport Energy Corporation †	252,300	7,430,235

1

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCOVERY FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	127,800	$11,435,544
SandRidge Energy Incorporated «†	622,800	5,082,048

		58,606,376

Financials : 4.01%

Capital Markets : 2.22%
Affiliated Managers Group Incorporated †	183,600	17,616,420
LPL Investment Holdings Incorporated †	199,562	6,094,623

		23,711,043

Diversified Financial Services: 0.76%
MSCI Incorporated †	244,100	8,038,213

Real Estate Management & Development: 1.03%
CBRE Group Incorporated †	719,800	10,955,356

Health Care : 14.82%

Biotechnology : 4.62%
Alexion Pharmaceuticals Incorporated †	279,700	19,998,550
BioMarin Pharmaceutical Incorporated «†	328,657	11,299,228
Cubist Pharmaceuticals Incorporated †	335,600	13,296,472
Inhibitex Incorporated †	426,100	4,661,534

		49,255,784

Health Care Equipment & Supplies : 2.37%
Alere Incorporated †	417,591	9,642,176
Gen-Probe Incorporated †	146,700	8,672,904
HeartWare International Incorporated «†	100,800	6,955,200

		25,270,280

Health Care Providers & Services : 3.73%
AmerisourceBergen Corporation	271,200	10,085,928
Catalyst Health Solutions Incorporated †	204,700	10,644,400
MEDNAX Incorporated «†	256,100	18,441,761
Team Health Holdings LLC †	26,049	574,901

		39,746,990

Health Care Technology: 1.34%
athenahealth Incorporated «†	291,800	14,333,216

Life Sciences Tools & Services : 1.81%
Bruker BioSciences Corporation «†	772,300	9,591,966
Covance Incorporated †	212,326	9,707,545

		19,299,511

Pharmaceuticals: 0.95%
Impax Laboratories Incorporated †	500,700	10,099,119

Industrials : 20.14%

Aerospace & Defense : 4.61%
Transdigm Group Incorporated †	318,000	30,426,240

2

WELLS FARGO ADVANTAGE DISCOVERY FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Aerospace & Defense (continued)
Triumph Group Incorporated «	319,900	$18,698,155

		49,124,395

Machinery : 6.56%
AGCO Corporation †	53,700	2,307,489
Chart Industries Incorporated «†	302,400	16,350,768
Graco Incorporated	482,200	19,717,158
Robbins & Myers Incorporated «	271,200	13,166,760
Wabtec Corporation	158,770	11,105,962
Westport Innovations Incorporated «†	220,900	7,342,716

		69,990,853

Professional Services: 0.95%
Verisk Analytics Incorporated Class A †	252,917	10,149,559

Road & Rail : 4.98%
Hertz Global Holdings Incorporated «†	1,205,790	14,131,859
Kansas City Southern †	573,600	39,010,536

		53,142,395

Trading Companies & Distributors: 1.78%
WESCO International Incorporated «†	356,870	18,917,679

Transportation Infrastructure: 1.26%
Wesco Aircraft Holdings Incorporated †	961,371	13,449,580

Information Technology : 26.08%

Communications Equipment : 2.42%
Acme Packet Incorporated «†	370,100	11,439,791
F5 Networks Incorporated †	89,700	9,518,964
Ubiquiti Networks Incorporated «†	268,724	4,898,839

		25,857,594

Electronic Equipment, Instruments & Components: 1.01%
Trimble Navigation Limited †	248,100	10,767,540

Internet Software & Services : 6.09%
Angie’s List Incorporated «†	417,994	6,729,703
DealerTrack Holdings Incorporated †	403,627	11,002,872
Equinix Incorporated «†	209,183	21,211,156
LogMeIn Incorporated «†	256,574	9,890,928
Mercadolibre Incorporated «	202,000	16,067,080

		64,901,739

IT Services : 3.22%
Gartner Incorporated †	598,196	20,799,275
ServiceSource International Incorporated †	864,310	13,561,024

		34,360,299

Semiconductors & Semiconductor Equipment : 4.41%
Atmel Corporation †	912,900	7,394,490
Avago Technologies Limited	560,600	16,178,915
Ceva Incorporated «†	229,500	6,944,670
EZchip Semiconductor Limited †	215,200	6,096,616

3

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCOVERY FUND

Security Name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Incorporated «			285,323	$10,451,381

				47,066,072

Software : 8.93%
Aspen Technology Incorporated †			991,900	17,209,465
Broadsoft Incorporated «†			532,400	16,078,480
Fortinet Incorporated †			603,055	13,152,630
Qlik Technologies Incorporated †			483,391	11,698,062
Red Hat Incorporated †			218,600	9,025,994
SuccessFactors Incorporated «†			271,771	10,835,510
TIBCO Software Incorporated †			720,771	17,233,635

				95,233,776

Materials : 2.63%

Chemicals: 2.63%
Airgas Incorporated			359,600	28,077,568

Telecommunication Services : 2.80%

Diversified Telecommunication Services: 1.15%
Iridium Communications Incorporated «†			1,589,150	12,252,347

Wireless Telecommunication Services: 1.65%
SBA Communications Corporation Class A «†			408,850	17,564,196

Total Common Stocks (Cost $968,443,373)				1,034,368,536

			Principal
Other: 0.12%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$1,738,893	486,890
VFNC Corporation, Pass-Through Entity 0.30% (v)(a)(i)144A±			1,979,383	851,135

Total Other (Cost $639,727)				1,338,025

		Yield	Shares
Short-Term Investments: 26.86%

Investment Companies : 26.86%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.04%	28,958,377	28,958,377
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.12	257,524,359	257,524,359

Total Short-Term Investments (Cost $286,482,736)				286,482,736

Total Investments in Securities (Cost $1,255,565,836)*	123.97%			1,322,189,297
Other Assets and Liabilities, Net	(23.97)			(255,671,655)

Total Net Assets	100.00%			$1,066,517,642

«	All or a portion of this security is on loan.
†	Non-income earning security.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.

4

WELLS FARGO ADVANTAGE DISCOVERY FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,264,556,496 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$102,621,810
Gross unrealized depreciation	(44,989,009)

Net unrealized appreciation	$57,632,801

5

WELLS FARGO ADVANTAGE DISCOVERY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – December 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Discovery Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,034,368,536	$0	$0	$1,034,368,536
Other	0	0	1,338,025	1,338,025
Short-term investments
Investment companies	28,958,377	257,524,359	0	286,482,736

	$1,063,326,913	$257,524,359	$1,338,025	$1,322,189,297

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of September 30, 2011	$1,720,017
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(257,981)
Purchases	0
Sales	(124,011)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of December 31, 2011	$1,338,025

Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(324,067)

WELLS FARGO ADVANTAGE ENTERPRISE FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.77%

Consumer Discretionary : 19.21%

Auto Components: 1.79%
BorgWarner Incorporated †«	183,500	$11,696,290

Diversified Consumer Services: 1.11%
Weight Watchers International Incorporated «	132,500	7,288,825

Hotels, Restaurants & Leisure: 0.91%
Arcos Dorados Holdings Incorporated	290,830	5,970,740

Household Durables: 1.16%
Tempur-Pedic International Incorporated †«	144,300	7,580,079

Internet & Catalog Retail: 1.48%priceline.com Incorporated †	20,700	9,681,597

Media : 3.32%
CBS Corporation Class B	326,295	8,855,646
Discovery Communications Incorporated †	340,900	12,851,930

		21,707,576

Multiline Retail: 1.34%
Dollar General Corporation †	212,947	8,760,640

Specialty Retail : 3.41%
Limited Brands Incorporated «	160,400	6,472,140
Ross Stores Incorporated	137,000	6,511,610
Williams-Sonoma Incorporated	241,800	9,309,300

		22,293,050

Textiles, Apparel & Luxury Goods : 4.69%
Deckers Outdoor Corporation †«	103,900	7,851,723
lululemon athletica incorporated †«	145,100	6,770,366
Michael Kors Holdings Limited	44,548	1,213,933
Ralph Lauren Corporation	66,700	9,209,936
Under Armour Incorporated †«	78,700	5,649,873

		30,695,831

Consumer Staples : 1.66%

Food & Staples Retailing: 1.66%
Whole Foods Market Incorporated	156,400	10,882,312

Energy : 11.11%

Energy Equipment & Services : 5.16%
Cameron International Corporation †«	266,025	13,085,770
Ensco International plc ADR	133,700	6,273,204
Nabors Industries Limited †	175,200	3,037,968
Oil States International Incorporated †«	148,720	11,357,746

		33,754,688

Oil, Gas & Consumable Fuels : 5.95%
Cabot Oil & Gas Corporation	86,600	6,572,940
Concho Resources Incorporated †«	118,900	11,146,875

1

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE ENTERPRISE FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	158,215	$14,157,078
SandRidge Energy Incorporated †«	863,030	7,042,325

		38,919,218

Financials : 5.70%

Capital Markets : 2.16%
Ameriprise Financial Incorporated	147,905	7,342,004
TD Ameritrade Holding Corporation	433,000	6,776,450

		14,118,454

Consumer Finance: 1.45%
Discover Financial Services	396,600	9,518,400

Diversified Financial Services: 1.04%
CME Group Incorporated	28,000	6,822,760

Real Estate Management & Development: 1.05%
CBRE Group Incorporated †	450,700	6,859,654

Health Care : 12.65%

Biotechnology : 3.48%
Alexion Pharmaceuticals Incorporated †	227,910	16,295,565
BioMarin Pharmaceutical Incorporated †«	187,424	6,443,637

		22,739,202

Health Care Equipment & Supplies: 0.96%
Alere Incorporated †	273,421	6,313,291

Health Care Providers & Services : 4.10%
Cardinal Health Incorporated	163,103	6,623,613
Humana Incorporated	146,800	12,861,148
Laboratory Corporation of America Holdings †«	85,168	7,321,893

		26,806,654

Health Care Technology: 1.76%
Cerner Corporation †«	188,200	11,527,250

Life Sciences Tools & Services : 1.26%
Covance Incorporated †	132,164	6,042,538
Illumina Incorporated †	71,175	2,169,414

		8,211,952

Pharmaceuticals: 1.09%
Shire plc ADR	68,700	7,137,930

Industrials : 17.01%

Aerospace & Defense : 3.67%
Transdigm Group Incorporated †	178,252	17,055,152
Triumph Group Incorporated «	119,300	6,973,085

		24,028,237

2

WELLS FARGO ADVANTAGE ENTERPRISE FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Electrical Equipment: 1.67%
Rockwell Automation Incorporated «	148,915	$10,925,894

Machinery : 3.18%
AGCO Corporation †	36,480	1,567,546
Cummins Incorporated «	87,521	7,703,598
Gardner Denver Incorporated	150,000	11,559,000

		20,830,144

Professional Services: 0.96%
Verisk Analytics Incorporated Class A †	156,147	6,266,179

Road & Rail : 4.45%
Hertz Global Holdings Incorporated †«	691,700	8,106,724
Kansas City Southern †	308,375	20,972,584

		29,079,308

Trading Companies & Distributors : 3.08%
W.W. Grainger Incorporated «	50,019	9,363,057
WESCO International Incorporated †«	203,100	10,766,331

		20,129,388

Information Technology : 25.90%

Communications Equipment : 2.95%
Acme Packet Incorporated †«	222,200	6,868,202
F5 Networks Incorporated †«	117,214	12,438,750

		19,306,952

Electronic Equipment, Instruments & Components : 2.53%
Agilent Technologies Incorporated †	285,195	9,961,861
Trimble Navigation Limited †	152,100	6,601,140

		16,563,001

Internet Software & Services : 3.40%
Equinix Incorporated †«	125,164	12,691,630
Mercadolibre Incorporated	119,965	9,542,016

		22,233,646

IT Services : 3.53%
Cognizant Technology Solutions Corporation Class A †	124,795	8,025,566
Gartner Incorporated †«	347,128	12,069,641
Teradata Corporation †«	61,500	2,983,365

		23,078,572

Semiconductors & Semiconductor Equipment : 4.64%
ARM Holdings plc ADR «	283,300	7,838,911
Atmel Corporation †	261,200	2,115,720
Avago Technologies Limited	406,505	11,731,734
Microchip Technology Incorporated «	236,669	8,669,185

		30,355,550

3

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE ENTERPRISE FUND

Security Name			Shares	Value
Software : 8.85%
Autodesk Incorporated †			158,800	$4,816,404
Check Point Software Technologies Limited †«			125,200	6,578,008
Citrix Systems Incorporated †			171,270	10,399,514
Fortinet Incorporated †			222,800	4,859,268
Intuit Incorporated			168,400	8,856,156
Red Hat Incorporated †			195,905	8,088,917
Salesforce.com Incorporated †«			54,545	5,534,136
TIBCO Software Incorporated †			366,218	8,756,272

				57,888,675

Materials : 2.59%

Chemicals: 2.59%
Airgas Incorporated			217,105	16,951,558

Telecommunication Services : 1.94%

Wireless Telecommunication Services: 1.94%
American Tower Corporation Class A †«			211,564	12,695,956

Total Common Stocks (Cost $650,430,338)				639,619,453

			Principal
Other: 0.29%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$2,436,218	682,141
VFNC Corporation, Pass-Through Entity, 0.30% (a)(i)(v)144A±			2,773,150	1,192,454
Total Other (Cost $896,268)				1,874,595

		Yield	Shares
Short-Term Investments: 25.94%

Investment Companies : 25.94%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.04%	14,751,356	14,751,356
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.12	154,969,307	154,969,307
Total Short-Term Investments (Cost $169,720,663)				169,720,663

Total Investments in Securities (Cost $821,047,269)*	124.00%			811,214,711

Other Assets and Liabilities, Net	(24.00)			(157,022,158)

Total Net Assets	100.00%			$654,192,553

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.

4

WELLS FARGO ADVANTAGE ENTERPRISE FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $818,041,614 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$41,919,061
Gross unrealized depreciation	(48,745,964)

Net unrealized depreciation	$(6,826,903)

5

WELLS FARGO ADVANTAGE ENTERPRISE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Enterprise Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$639,619,453	$0	$0	$639,619,453
Other	0	0	1,874,595	1,874,595
Short-term investments
Investment companies	14,751,356	154,969,307	0	169,720,663

	$654,370,809	$154,969,307	$1,874,595	$811,214,711

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of September 30, 2011	$2,409,774
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(361,436)
Purchases	0
Sales	(173,743)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of December 31, 2011	$1,874,595

Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(454,024)

WELLS FARGO ADVANTAGE OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED

Security Name	Shares	Value
Common Stocks: 96.65%

Consumer Discretionary : 18.77%

Auto Components: 1.28%
Johnson Controls Incorporated	772,740	$24,155,852

Diversified Consumer Services: 1.65%
Apollo Group Incorporated Class A †«	580,581	31,275,898

Hotels, Restaurants & Leisure: 1.27%
Carnival Corporation	738,647	24,109,438

Household Durables : 1.50%
Tempur-Pedic International Incorporated †	128,583	6,754,465
Whirlpool Corporation «	455,620	21,619,169

		28,373,634

Internet & Catalog Retail: 1.29%
Liberty Media Corporation Interactive Series A †	1,501,949	24,354,103

Media : 6.17%
Cablevision Systems Corporation New York Group Class A	1,370,611	19,490,088
Comcast Corporation Class A	1,156,000	27,235,360
Discovery Communications Incorporated †	569,515	21,470,716
Liberty Global Incorporated Series A †	494,368	20,283,919
Omnicom Group Incorporated «	633,094	28,223,331

		116,703,414

Multiline Retail : 5.61%
Best Buy Company Incorporated «	895,117	20,918,884
Kohl’s Corporation «	611,644	30,184,631
Nordstrom Incorporated	546,015	27,142,406
Target Corporation	546,735	28,003,767

		106,249,688

Consumer Staples : 4.46%

Food & Staples Retailing: 1.65%
Kroger Company	1,287,672	31,187,416

Food Products: 1.34%
General Mills Incorporated	629,825	25,451,228

Household Products: 1.47%
Church & Dwight Company Incorporated	607,354	27,792,519

Energy : 7.54%

Energy Equipment & Services : 3.60%
McDermott International Incorporated †	1,341,000	15,434,910
National Oilwell Varco Incorporated	452,337	30,754,393
Weatherford International Limited †	1,490,470	21,820,481

		68,009,784

Oil, Gas & Consumable Fuels : 3.94%
Apache Corporation	193,507	17,527,864
Newfield Exploration Company †	638,000	24,071,740

1

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE OPPORTUNITY FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corporation «	390,732	$12,937,137
Southwestern Energy Company †	628,421	20,071,767

		74,608,508

Financials : 16.68%

Capital Markets : 2.64%
INVESCO Limited	1,218,872	24,487,138
TD Ameritrade Holding Corporation	1,629,392	25,499,985

		49,987,123

Commercial Banks : 4.39%
Branch Banking & Trust Corporation «	1,215,456	30,593,028
City National Corporation «	516,379	22,813,624
Fifth Third Bancorp	2,333,588	29,683,239

		83,089,891

Consumer Finance: 1.39%
MasterCard Incorporated	70,694	26,356,137

Diversified Financial Services: 0.76%
InterContinental Exchange Incorporated †	119,000	14,345,450

Insurance : 5.34%
ACE Limited	376,179	26,377,671
Reinsurance Group of America Incorporated	458,847	23,974,756
RenaissanceRe Holdings Limited «	399,186	29,687,463
Willis Group Holdings plc	544,686	21,133,817

		101,173,707

REIT : 2.16%
BioMed Realty Trust Incorporated «	1,330,681	24,058,712
LaSalle Hotel Properties	694,347	16,810,141

		40,868,853

Health Care : 10.18%

Health Care Equipment & Supplies : 3.91%
C.R. Bard Incorporated	262,927	22,480,259
Covidien plc	612,219	27,555,977
Zimmer Holdings Incorporated «	449,218	23,997,226

		74,033,462

Health Care Providers & Services : 2.42%
Health Management Associates Incorporated Class A †	3,293,702	24,274,584
McKesson Corporation	276,867	21,570,708

		45,845,292

Life Sciences Tools & Services : 3.85%
Covance Incorporated †	554,519	25,352,609
Thermo Fisher Scientific Incorporated †	542,912	24,414,753

2

WELLS FARGO ADVANTAGE OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corporation †«	311,951	$23,099,972

		72,867,334

Industrials : 14.80%

Airlines : 1.93%
Delta Air Lines Incorporated †	3,012,139	24,368,205
United Continental Holdings Incorporated †«	649,746	12,260,707

		36,628,912

Commercial Services & Supplies : 2.53%
Manpower Incorporated	563,440	20,142,980
Republic Services Incorporated	1,009,167	27,802,551

		47,945,531

Construction & Engineering: 0.83%
Quanta Services Incorporated †	727,000	15,659,580

Electrical Equipment : 4.13%
AMETEK Incorporated	574,511	24,186,913
Babcock & Wilcox Company †	908,264	21,925,493
Regal-Beloit Corporation «	287,000	14,628,390
Rockwell Automation Incorporated	237,361	17,415,177

		78,155,973

Machinery : 2.67%
Dover Corporation «	442,857	25,707,849
Pall Corporation «	433,846	24,794,299

		50,502,148

Road & Rail : 2.71%
Hertz Global Holdings Incorporated †«	2,427,255	28,447,429
J.B. Hunt Transport Services Incorporated «	506,002	22,805,510

		51,252,939

Information Technology : 16.47%

Communications Equipment: 1.13%
Polycom Incorporated †	1,312,000	21,385,600

Computers & Peripherals: 1.34%
NetApp Incorporated †«	698,325	25,328,248

Electronic Equipment, Instruments & Components: 1.26%
Amphenol Corporation Class A «	523,866	23,778,278

Internet Software & Services: 1.56%
Equinix Incorporated †	292,209	29,629,993

IT Services : 3.87%
Alliance Data Systems Corporation †«	209,430	21,747,211
Cognizant Technology Solutions Corporation Class A †	312,981	20,127,808
Global Payments Incorporated	662,198	31,374,941

		73,249,960

3

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE OPPORTUNITY FUND

Security Name			Shares	Value
Semiconductors & Semiconductor Equipment : 4.95%
Altera Corporation			607,769	$22,548,230
ARM Holdings plc			2,521,680	23,183,721
Avago Technologies Limited			777,451	22,437,236
ON Semiconductor Corporation †			3,313,897	25,583,285

				93,752,472

Software : 2.36%
Autodesk Incorporated †			766,432	23,245,883
Red Hat Incorporated †			519,430	21,447,265

				44,693,148

Materials : 6.63%

Chemicals: 1.88%
Praxair Incorporated			333,427	35,643,346

Containers & Packaging : 4.27%
Bemis Company Incorporated «			956,664	28,776,453
Crown Holdings Incorporated †«			752,388	25,265,189
Owens-Illinois Incorporated †			1,378,307	26,711,590

				80,753,232

Metals & Mining: 0.48%
Agnico-Eagle Mines Limited			249,637	9,066,816

Telecommunication Services : 1.12%

Wireless Telecommunication Services: 1.12%
American Tower Corporation Class A			354,357	21,264,958

Total Common Stocks (Cost $1,634,326,085)				1,829,529,865

			Principal
Other: 0.27%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$10,461,152	2,929,122
VFNC Corporation, Pass-Through Entity, 0.30% (a)(i)(v)144A±			5,199,422	2,235,751

Total Other (Cost $6,847,524)				5,164,873

		Yield	Shares
Short-Term Investments: 11.97%

Investment Companies : 11.97%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.04%	63,224,783	63,224,783
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.12	163,429,723	163,429,723

Total Short-Term Investments (Cost $226,654,506)				226,654,506

Total Investments in Securities (Cost $1,867,828,115)*	108.89%			2,061,349,244
Other Assets and Liabilities, Net	(8.89)			(168,340,118)

Total Net Assets	100.00%			$1,893,009,126

4

WELLS FARGO ADVANTAGE OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	All or a portion of the security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,892,183,800 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$268,021,411
Gross unrealized depreciation	(98,855,967)

Net unrealized appreciation	$169,165,444

5

WELLS FARGO ADVANTAGE OPPORTUNITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Opportunity Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,829,529,865	$0	$0	$1,829,529,865
Other	0	0	5,164,873	5,164,873
Short-term investments
Investment companies	63,224,783	163,429,723	0	226,654,506

	$1,892,754,648	$163,429,723	$5,164,873	$2,061,349,244

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of September 30, 2011	$6,779,997
Accrued discounts (premiums)	0
Realized gains (losses)	16,440
Change in unrealized gains (losses)	(1,172,418)
Purchases	0
Sales	(459,146)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of December 31, 2011	$5,164,873

Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(1,412,902)

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 99.33%

Consumer Discretionary : 12.83%

Hotels, Restaurants & Leisure: 2.47%
Domino’s Pizza Incorporated «†	19,396	$658,494

Household Durables: 1.98%
Skullcandy Incorporated «†	42,130	527,468

Multiline Retail : 4.19%
Big Lots Incorporated †	12,403	468,337
Family Dollar Stores Incorporated	11,196	645,561

		1,113,898

Specialty Retail: 1.58%
Sotheby’s Holdings Incorporated	14,688	419,049

Textiles, Apparel & Luxury Goods: 2.61%
Wolverine World Wide Incorporated	19,519	695,657

Consumer Staples : 4.06%

Food & Staples Retailing: 1.97%
The Andersons Incorporated	12,005	524,138

Food Products: 2.09%
Fresh del Monte Produce Incorporated «	22,267	556,898

Energy : 9.63%

Energy Equipment & Services : 6.52%
Core Laboratories NV	5,353	609,974
Helmerich & Payne Incorporated «	11,966	698,336
Patterson-UTI Energy Incorporated	21,400	427,572

		1,735,882

Oil, Gas & Consumable Fuels : 3.11%
Cimarex Energy Company	5,988	370,657
Whiting Petroleum Corporation †	9,757	455,554

		826,211

Financials : 17.57%

Capital Markets : 4.35%
Financial Engines Incorporated «†	30,334	677,358
Raymond James Financial Incorporated	15,530	480,809

		1,158,167

Commercial Banks: 1.72%
Commerce Bancshares Incorporated «	11,986	456,906

Diversified Financial Services: 2.02%
NASDAQ OMX Group Incorporated †	21,867	535,960

Insurance: 2.36%
American Financial Group Incorporated	17,019	627,831

1

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

Security Name	Shares	Value
Real Estate Management & Development: 1.46%
CBRE Group Incorporated †	25,547	$388,825

REIT : 3.55%
Digital Reality Trust Incorporated «	7,834	522,293
Sabra Health Care REIT Incorporated	35,005	423,210

		945,503

Thrifts & Mortgage Finance: 2.11%
Ocwen Financial Corporation †	38,723	560,709

Health Care : 14.55%

Biotechnology: 1.99%
Momenta Pharmaceuticals Incorporated «†	30,489	530,204

Health Care Providers & Services : 8.09%
AmerisourceBergen Corporation	14,057	522,780
AmSurg Corporation «†	22,493	585,718
Laboratory Corporation of America Holdings «†	6,325	543,760
Magellan Health Services Incorporated †	10,082	498,757

		2,151,015

Pharmaceuticals : 4.47%
Endo Pharmaceuticals Holdings Incorporated «†	15,139	522,750
Medicines Company †	35,757	666,510

		1,189,260

Industrials : 12.32%

Air Freight & Logistics: 1.37%
Atlas Air Worldwide Holdings Incorporated †	9,486	364,547

Commercial Services & Supplies : 3.68%
Brink’s Company	16,654	447,660
Copart Incorporated †	11,100	531,579

		979,239

Electrical Equipment: 2.57%
Polypore International Incorporated «†	15,544	683,781

Machinery : 4.70%
AGCO Corporation †	12,714	546,321
Pall Corporation «	12,349	705,745

		1,252,066

Information Technology : 16.87%

Communications Equipment : 3.00%
Cogo Group Incorporated «†	38,505	69,309
InterDigital Incorporated «	16,725	728,708

		798,017

Electronic Equipment, Instruments & Components: 1.68%
Vishay Intertechnology Incorporated «†	49,849	448,143

2

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Internet Software & Services : 4.76%
Constant Contact Incorporrated †			22,065	$512,129
IAC InterActive Corporation			17,716	754,702

				1,266,831

Semiconductors & Semiconductor Equipment: 2.55%
Novellus Systems Incorporated †			16,412	677,651

Software : 4.88%
BMC Software Incorporated †			13,922	456,363
TeleNav Incorporated †			36,324	283,690
TIBCO Software Incorporated †			23,309	557,318

				1,297,371

Materials : 5.93%

Chemicals : 4.00%
Albemarle Corporation			8,577	441,801
FMC Corporation			7,234	622,413

				1,064,214

Metals & Mining: 1.93%
Coeur D’alene Mines Corporation †			21,254	513,072

Utilities : 5.57%

Electric Utilities: 2.40%
Alliant Energy Corporation			14,520	640,477

Gas Utilities : 3.17%
Energen Corporation			6,882	344,100
National Fuel Gas Company			8,974	498,776
				842,876

Total Common Stocks (Cost $23,083,543)				26,430,360

		Yield
Short-Term Investments: 28.50%

Investment Companies : 28.50%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.04%	154,718	154,718
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.12	7,428,140	7,428,140

Total Short-Term Investments (Cost $7,582,858)				7,582,858

Total Investments in Securities (Cost $30,666,401)*	127.83%			34,013,218
Other Assets and Liabilities, Net	(27.83)			(7,405,225)

Total Net Assets	100.00%			$26,607,993

«	All or a portion of this security is on loan.
†	Non-income earning security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.

3

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $30,692,098 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,790,458
Gross unrealized depreciation	(1,469,338)

Net unrealized appreciation	$3,321,120

4

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small/Mid Cap Core Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$26,430,360	$0	$0	$26,430,360
Short-term investments
Investment companies	154,718	7,428,140	0	7,582,858

	$26,585,078	$7,428,140	$0	$34,013,218

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 94.05%

Consumer Discretionary : 9.08%

Auto Components : 2.65%
Johnson Controls Incorporated	184,200	$5,758,092
Lear Corporation	234,000	9,313,200

		15,071,292

Hotels, Restaurants & Leisure: 1.74%
WMS Industries Incorporated «†	482,800	9,907,056

Household Durables: 1.83%
Mohawk Industries Incorporated †	173,871	10,406,179

Media: 0.84%
Interpublic Group of Companies Incorporated	487,900	4,747,267

Specialty Retail : 2.02%
Best Buy Company Incorporated	319,900	7,476,063
Guess Incorporated	135,000	4,025,700

		11,501,763

Consumer Staples : 4.15%

Food & Staples Retailing : 4.15%
Kroger Company	316,904	7,675,415
Sysco Corporation «	542,800	15,920,324

		23,595,739

Energy : 6.13%

Energy Equipment & Services : 2.71%
Ensco International plc ADR	164,066	7,697,977
Nabors Industries Limited †	445,004	7,716,369

		15,414,346

Oil, Gas & Consumable Fuels : 3.42%
Cimarex Energy Company	133,910	8,289,029
Comstock Resources Incorporated «†	274,319	4,197,081
Southwestern Energy Company †	218,200	6,969,308

		19,455,418

Financials : 19.75%

Capital Markets: 1.86%
Northern Trust Corporation	265,800	10,541,628

Commercial Banks : 2.95%
CapitalSource Incorporated «	1,351,891	9,057,670
UMB Financial Corporation «	207,280	7,721,180

		16,778,850

Insurance : 13.57%
Allstate Corporation	526,000	14,417,660
Arch Capital Group Limited †	309,000	11,504,070

1

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND

Security Name	Shares	Value
Insurance (continued)
Brown & Brown Incorporated	258,903	$5,858,975
Everest Reinsurance Group Limited	60,700	5,104,263
Fidelity National Title Group Incorporated «	391,147	6,230,972
Stewart Information Services Corporation	536,600	6,197,730
Validus Holdings Limited	297,969	9,386,024
W.R. Berkley Corporation «	327,900	11,276,481
Willis Group Holdings plc	185,300	7,189,640

		77,165,815

Thrifts & Mortgage Finance: 1.37%
People’s United Financial Incorporated «	607,740	7,809,459

Health Care : 11.44%

Health Care Equipment & Supplies : 2.49%
CareFusion Corporation †	282,000	7,165,620
Hospira Incorporated †	230,600	7,003,322

		14,168,942

Health Care Providers & Services : 8.95%
DaVita Incorporated «†	141,100	10,696,791
McKesson Corporation	102,800	8,009,148
Omnicare Incorporated «	366,555	12,627,820
Patterson Companies Incorporated «	299,400	8,838,288
Quest Diagnostics Incorporated «	184,500	10,712,070

		50,884,117

Industrials : 19.81%

Aerospace & Defense: 1.97%
Raytheon Company	231,400	11,195,132

Building Products: 1.28%
Quanex Building Products Corporation	485,530	7,292,661

Commercial Services & Supplies : 3.06%
Avery Dennison Corporation «	407,200	11,678,496
GEO Group Incorporated «†	341,400	5,718,450

		17,396,946

Construction & Engineering : 3.20%
Emcor Group Incorporated	571,028	15,309,261
Foster Wheeler AG †	150,600	2,882,484

		18,191,745

Electrical Equipment : 2.27%
GrafTech International Limited †	636,500	8,688,225
Regal-Beloit Corporation «	82,300	4,194,831

		12,883,056

Industrial Conglomerates: 2.45%
Tyco International Limited	298,600	13,947,606

2

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Machinery : 3.10%
Ingersoll-Rand plc «	273,600	$8,336,592
Paccar Incorporated «	248,500	9,311,295

		17,647,887

Professional Services: 1.00%
Manpower Incorporated	158,900	5,680,675

Transportation Infrastructure: 1.48%
Macquarie Infrastucture Company LLC	301,197	8,418,456

Information Technology : 15.71%

Communications Equipment : 1.97%
Juniper Networks Incorporated †	245,100	5,002,491
Riverbed Technology Incorporated †	262,700	6,173,450

		11,175,941

Computers & Peripherals : 1.15%
Imation Corporation †	209,314	1,199,369
SanDisk Corporation †	108,600	5,344,206

		6,543,575

Electronic Equipment, Instruments & Components : 4.05%
Agilent Technologies Incorporated †	152,400	5,323,332
Arrow Electronics Incorporated †	86,500	3,235,965
Ingram Micro Incorporated Class A †	503,393	9,156,719
Vishay Intertechnology Incorporated †	591,000	5,313,090

		23,029,106

Internet Software & Services: 1.88%
IAC InterActive Corporation	250,572	10,674,367

IT Services : 1.75%
Broadridge Financial Solutions Incorporated	293,415	6,616,508
Cognizant Technology Solutions Corporation Class A †	52,200	3,356,982

		9,973,490

Semiconductors & Semiconductor Equipment : 4.42%
Applied Materials Incorporated	683,100	7,316,001
ATMI Incorporated †	414,680	8,306,040
ON Semiconductor Corporation †	1,232,900	9,517,988

		25,140,029

Software: 0.49%
CA Incorporated	138,200	2,793,713

Materials : 5.30%

Chemicals: 0.63%
Cabot Corporation	111,800	3,593,252

Containers & Packaging: 1.54%
Silgan Holdings Incorporated	226,683	8,759,031

3

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND

Security Name			Shares	Value
Metals & Mining : 3.13%
Allegheny Technologies Incorporated «			215,922	$10,321,072
Steel Dynamics Incorporated			429,100	5,642,665
Walter Industries Incorporated			29,800	1,804,688

				17,768,425

Utilities : 2.68%

Electric Utilities: 1.35%
Westar Energy Incorporated			266,665	7,674,619

Multi-Utilities : 1.33%
Ameren Corporation «			135,455	4,487,624
Wisconsin Energy Corporation «			89,000	3,111,439

				7,599,063

Total Common Stocks (Cost $498,135,875)				534,826,646

			Principal
Other: 0.21%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)			$1,561,333	437,173
VFNC Corporation, Pass-Through Entity, 0.30% (i)(a)(v)144A±			1,777,266	764,225

Total Other (Cost $574,404)				1,201,398

		Yield	Shares
Short-Term Investments: 20.42%

Investment Companies : 20.42%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (u)(l)		0.04%	33,751,991	33,751,991
Wells Fargo Securities Lending Cash Investment, LLC (v)(l)(u)(r)		0.12	82,395,668	82,395,668

Total Short-Term Investments (Cost $116,147,659)				116,147,659

Total Investments in Securities (Cost $614,857,938)*	114.68%			652,175,703
Other Assets and Liabilities, Net	(14.68)			(83,478,230)

Total Net Assets	100.00%			$568,697,473

«	All or a portion of this security is on loan.
†	Non-income earning security.
(i)	Illiquid security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

4

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

*	Cost for federal income tax purposes is $617,507,755 and net unrealized appreciation (depreciation) consist of:

Gross unrealized appreciation	$55,324,869
Gross unrealized depreciation	(20,656,921)

Net unrealized appreciation	34,667,948

5

WELLS FARGO ADVANTAGE SPECIAL MID CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$534,826,646	$0	$0	$534,826,646
Other	0	0	1,201,398	1,201,398
Short-term investments
Investment companies	33,751,991	82,395,668	0	116,147,659

	$568,578,637	$82,395,668	$1,201,398	$652,175,703

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of September 30, 2011	$1,544,385
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(231,638)
Purchases	0
Sales	(111,349)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of December 31, 2011	$1,201,398

Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(290,976)

WELLS FARGO ADVANTAGE HEALTH CARE FUND*	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 95.50%

Health Care : 92.70%

Biotechnology : 23.02%
Alexion Pharmaceuticals Incorporated †	33,813	$2,417,630
Amgen Incorporated	54,538	3,501,885
Biogen Idec Incorporated †	4,807	529,010
Celgene Corporation †	43,267	2,924,849
Cubist Pharmaceuticals Incorporated †«	24,405	966,926
Gilead Sciences Incorporated †	59,281	2,426,371
Human Genome Sciences Incorporated †	97,165	718,049
Idenix Pharmaceuticals Incorporated †«	346,007	2,576,022
Novavax Incorporated †«	390,762	492,360
NPS Pharmaceuticals Incorporated †«	89,611	590,536
Theratechnologies Incorporated †	499,274	1,367,337
United Therapeutics Corporation †	22,099	1,044,178
Vertex Pharmaceuticals Incorporated †	47,369	1,573,124

		21,128,277

Health Care Equipment & Supplies : 17.19%
Alere Incorporated †	42,641	984,581
ArthroCare Corporation †«	43,964	1,392,780
Atricure Incorporated †	68,670	762,237
CareFusion Corporation †	60,347	1,533,417
Covidien plc	29,767	1,339,813
Fresenius SE	12,058	1,115,522
Genmark Diagnostics Incorporated †	127,545	525,485
HeartWare International Incorporated †«	17,591	1,213,779
Hospira Incorporated †«	39,804	1,208,847
Invacare Corporation	29,448	450,260
Mela Sciences Incorporated †	200,000	738,000
NuVasive Incorporated †	49,012	617,061
SonoSite Incorporated †«	30,866	1,662,443
Thoratec Corporation †«	39,441	1,323,640
TSO3 Incorporated †	500,000	907,975

		15,775,840

Health Care Providers & Services : 18.39%
Aetna Incorporated	56,953	2,402,847
Centene Corporation †	39,183	1,551,255
Express Scripts Incorporated †	43,645	1,950,495
Fresenius Medical Care AG & Company	16,636	1,130,385
Hanger Orthopedic Group Incorporated †«	80,686	1,508,021
HCA Holdings Incorporated †	49,035	1,080,241
Health Net Incorporated †«	61,010	1,855,924
McKesson Corporation	23,334	1,817,952
Medipattern Corporation	1,197,387	199,809
Medipattern Corporation †	327,000	54,567
UnitedHealth Group Incorporated «	50,401	2,554,323
Vanguard Health Systems Incorporated †	75,992	776,638

		16,882,458

Health Care Technology : 2.57%
Allscripts Healthcare Solutions Incorporated †«	75,700	1,433,758
Computer Programs & Systems Incorporated	18,044	922,229

		2,355,987

1

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE HEALTH CARE FUND*

Security Name			Shares	Value
Pharmaceuticals : 31.53%
Allergan Incorporated			18,921	$1,660,129
Bristol-Myers Squibb Company			31,962	1,126,341
Elan Corporation plc ADR †			148,025	2,033,864
Eli Lilly & Company			42,127	1,750,798
Endo Pharmaceuticals Holdings Incorporated †«			48,778	1,684,304
Jazz Pharmaceuticals Incorporated †			30,411	1,174,777
Johnson & Johnson «			24,739	1,622,384
Map Pharmaceuticals Incorporated †			109,282	1,439,244
Mylan Laboratories Incorporated †			83,077	1,782,832
Optimer Pharmaceuticals Incorporated †«			87,148	1,066,692
Pfizer Incorporated			173,608	3,756,877
Roche Holding AG Genusschein			11,513	1,951,314
Salix Pharmaceuticals Limited †«			38,013	1,818,922
Sanofi-Aventis SA			30,430	2,235,044
Teva Pharmaceutical Industries Limited ADR			44,535	1,797,433
TherapeuticsMD Incorporated †			500,000	750,000
Valera Pharmaceuticals Incorporated † (a)			410,964	0
Warner Chilcott Limited †			85,264	1,290,044

				28,940,999

Telecommunication Services : 2.80%

Diversified Telecommunication Services: 2.80%
Careview Communications Incorporated †«			1,630,132	2,575,609

Total Common Stocks (Cost $74,122,007)				87,659,170

		Expiration Date
Rights: 0.03%

Health Care : 0.03%

Pharmaceuticals: 0.03%
Sanofi-Aventis SA †		12/31/2020	23,418	28,102

Total Rights (Cost $51,988)				28,102

Warrants: 0.03%

Health Care : 0.03%

Biotechnology: 0.03%
Novavax Incorporated †(a)(i)		07/31/2013	158,377	27,399

Total Warrants (Cost $0)				27,399

	Yield
Short-Term Investments: 24.59%

Investment Companies : 24.59%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (u)(l)	0.04%		3,382,256	3,382,256
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(v)(r)	0.12		19,186,203	19,186,203

Total Short-Term Investments (Cost $22,568,459)				22,568,459

2

WELLS FARGO ADVANTAGE HEALTH CARE FUND*	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Total Investments in Securities (Cost $96,742,454)*	120.15%	$110,283,130
Other Assets and Liabilities, Net	(20.15)	(18,497,399)

Total Net Assets	100.00%	$91,785,731

*	After the close of business on February 10, 2012, the Fund was closed to all purchases. The Fund is scheduled to liquidate at the close of business on or about March 28, 2012.
†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $97,506,541 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,352,072
Gross unrealized depreciation	(5,575,483)

Net unrealized appreciation	$12,776,589

3

WELLS FARGO ADVANTAGE HEALTH CARE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – December 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Health Care Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$87,459,360	$199,810	$0	$87,659,170
Rights	0	28,102	0	28,102
Warrants	0	0	27,399	27,399
Short-term investments
Investment companies	3,382,256	19,186,203	0	22,568,459

	$90,841,616	$19,414,115	$27,399	$110,283,130

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants
Balance as of March 31, 2011	$107,696
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(80,297)
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of December 31, 2011	$27,399

Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(80,297)

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED

Security Name	Shares	Value
Common Stocks: 92.78%

Australia : 10.76%
Ampella Mining (Materials, Metals & Mining)†	1,400,000	$2,126,402
CGA Mining Limited (Materials, Metals & Mining)†	4,500,000	9,055,215
Gryphon Minerals Limited (Materials, Metals & Mining)	2,600,000	3,031,580
Newcrest Mining Limited (Materials, Metals & Mining)	3,303,909	100,025,474
Perseus Mining Limited (Materials, Metals & Mining)†	3,000,000	7,364,162
Regis Resources Limited (Materials, Metals & Mining)†	1,000,000	3,457,065
Troy Resources NL (Materials, Metals & Mining)(i)	500,000	2,203,681
Troy Resources NL (Materials, Metals & Mining)	575,000	2,534,233
Troy Resources NL (Materials, Metals & Mining)144A	95,833	422,371

		130,220,183

Canada : 55.96%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	855,164	31,059,556
Agnico-Eagle Mines Limited - Canadian Exchange (Materials, Metals & Mining)	35,000	1,271,200
Alacer Gold Corporation (Materials, Metals & Mining)†	2,052,881	21,138,377
Alacer Gold Corporation - Canadian Exchange (Materials, Metals & Mining)	450,000	4,633,620
Alamos Gold Incorporated (Materials, Metals & Mining)	1,197,600	20,631,048
Allied Gold Mining plc (Materials, Metals & Mining)	833,333	1,930,470
Atacama Pac Gold Corporation (Materials, Metals & Mining)†	400,000	1,570,552
Aurizon Mines Limited (Materials, Metals & Mining)†	2,695,700	13,230,429
Barrick Gold Corporation (Materials, Metals & Mining)	1,724,083	78,014,756
Continental Gold Limited (Materials, Metals & Mining)†	250,000	1,845,399
Centerra Gold Incorporated (Materials, Metals & Mining)144A	350,000	6,184,049
Centerra Gold Incorporated - Canadian Exchange (Materials, Metals & Mining)	800,000	14,134,969
Detour Gold Corporation (Materials, Metals & Mining)†	255,000	6,295,215
Detour Gold Corporation (Materials, Metals & Mining)144A	475,000	11,726,380
Detour Gold Corporation (Materials, Metals & Mining)	90,000	2,221,840
Eldorado Gold Corporation - Canadian Exchange (Materials, Metals & Mining)	4,271,044	58,777,950
Entree Gold Incorporated (Materials, Metals & Mining)†(i)	225,000	276,074
Entree Gold Incorporated (Materials, Metals & Mining)144A	1,275,000	1,551,902
Exeter Resource Corporation (Materials, Metals & Mining)†	200,000	524,172
Exeter Resource Corporation (Materials, Metals & Mining)144A	585,000	1,533,202
Extorre Gold Mines Limited (Materials, Metals & Mining)†	885,000	6,541,399
First Quantum Minerals Limited (Materials, Metals & Mining)	502,500	9,889,693
Franco-Nevada Corporation (Materials, Metals & Mining)144A	100,000	3,806,626
Franco-Nevada Corporation - Canadian Exchange (Materials, Metals & Mining)	170,000	6,471,264
Goldcorp Incorporated (Materials, Metals & Mining)	746,694	33,041,210
Goldcorp Incorporated - Canadian Exchange (Materials, Metals & Mining)	1,572,254	69,773,353
Guyana Goldfields Incorporated (Materials, Metals & Mining)†	300,000	2,208,589
Guyana Goldfields Incorporated (Materials, Metals & Mining)144A	150,000	1,104,294
IAMGOLD Corporation (Materials, Metals & Mining)	3,839,044	60,972,498
International Minerals Corporation (Materials, Metals & Mining)	200,700	1,142,636
Kinross Gold Corporation (Materials, Metals & Mining)	5,575,553	63,650,239
Kirkland Lake Gold Incorporated (Materials, Metals & Mining)†	400,000	6,054,479
Lake Shore Gold Corporation (Materials, Metals & Mining)†	1,000,000	1,256,442
Mag Silver Corporation (Materials, Metals & Mining)†	300,000	1,973,006
Magma Metals Limited (Materials, Metals & Mining)(i)	1,000,000	98,160
Nautilus Minerals Incorporated (Materials, Metals & Mining)†(i)	254,934	450,436
New Gold Incorporated (Materials, Metals & Mining)†	250,000	2,522,699
Osisko Mining Corporation (Materials, Metals & Mining)†	909,400	8,783,800
Osisko Mining Corporation (Materials, Metals & Mining)144A	1,500,000	14,488,344
Pan American Silver Corporation (Materials, Metals & Mining)	50,000	1,090,500
Platinum Group Metals Limited (Materials, Metals & Mining)†(i)	650,000	586,994
Platinum Group Metals Limited (Materials, Metals & Mining)144A	800,000	722,454
Pretium Resources Incorporated (Materials, Metals & Mining)†	250,000	3,069,939
Queenston Mining Incorporated (Materials, Metals & Mining)†	500,000	2,419,632
Rio Alto Mining Limited (Materials, Metals & Mining)†	750,000	2,348,466
Semafo Incorporated (Materials, Metals & Mining)	267,300	1,731,710

1

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE PRECIOUS METALS FUND

Security Name		Shares	Value
Canada (continued)
Semafo Incorporated - Canadian Exchange (Materials, Metals & Mining)		1,293,100	$8,377,384
Silver Wheaton Corporation (Materials, Metals & Mining)		250,000	7,240,000
Silvercorp Metals Incorporated (Materials, Metals & Mining)		811,448	5,209,197
Tahoe Resources Incorporated (Materials, Metals & Mining)†		220,000	3,818,012
Tahoe Resources Incorporated (Materials, Metals & Mining)144A		280,000	4,859,288
Torex Gold Resources Incorporated (Materials, Metals & Mining)†(i)		200,000	335,706
Torex Gold Resources Incorporated (Materials, Metals & Mining)144A		2,662,500	4,469,080
Yamana Gold Incorporated (Materials, Metals & Mining)		740,537	10,878,489
Yamana Gold Incorporated - Canadian Exchange (Materials, Metals & Mining)		3,222,040	47,504,335

			677,441,513

Peru : 2.55%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)		804,644	30,850,051

South Africa : 5.20%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)		615,591	26,131,838
Gold Fields Limited ADR (Materials, Metals & Mining)		1,299,196	19,812,739
Impala Platinum Holdings Limited (Materials, Metals & Mining)		819,346	16,985,655

			62,930,232

United Kingdom : 3.29%
African Barrick Gold Limited (Materials, Metals & Mining)		933,300	6,649,916
Avocet Mining plc (Materials, Metals & Mining)		1,000,000	2,865,285
Fresnillo plc (Materials, Metals & Mining)		1,000,000	23,714,310
Hochschild Mining plc (Materials, Metals & Mining)		1,099,251	6,586,134

			39,815,645

United States : 15.02%
Newmont Mining Corporation (Materials, Metals & Mining)		781,455	46,895,112
Randgold Resources Limited ADR (Materials, Metals & Mining)		1,075,000	109,757,500
Royal Gold Incorporated (Materials, Metals & Mining)		374,436	25,248,219

			181,900,831

Total Common Stocks (Cost $631,281,261)			1,123,158,455

	Expiration Date
Warrants: 0.09%

Canada : 0.09%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)†	12/02/2013	17,500	105,875
Franco Nevada Corporation (Materials, Metals & Mining)†	03/13/2012	42,500	283,681
Kinross Gold Corporation (Materials, Metals & Mining)†	09/03/2013	232,238	218,845
Kinross Gold Corporation (Materials, Metals & Mining)†	09/17/2014	256,630	365,265
Silver Wheaton Corporation (Materials, Metals & Mining)†	09/05/2013	12,950	152,292

Total Warrants (Cost $2,090,817)			1,125,958

Investment Companies: 2.23%
Gold Bullion Securities Limited †		177,748	27,024,806

Total Investment Companies (Cost $10,327,228)			27,024,806

2

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Other: 3.84
Wells Fargo Special Investments (Cayman) SPC (l)			16,335	$46,471,551

Total Other (Cost $26,967,322)				46,471,551

Short-Term Investments: 1.29%

		Yield
Investment Companies : 1.29%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.04%	15,562,085	15,562,085

Total Short-Term Investments (Cost $15,562,085)				15,562,085

Total Investments in Securities (Cost $686,228,713)*	100.23%			1,213,342,855
Other Assets and Liabilities, Net	(0.23)			(2,746,728)

Total Net Assets	100.00%			$1,210,596,127

†	Non-income earning security.
(i)	Illiquid security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate. The total cost of affiliated investments is $42,529,407.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $771,555,460 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$469,238,020
Gross unrealized depreciation	(27,450,625)

Net unrealized appreciation	$441,787,395

3

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Precious Metals Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,121,227,985	$1,930,470	$0	$1,123,158,455
Warrants	0	1,125,958	0	1,125,958
Investment companies	27,024,806	0	0	27,024,806
Other	0	46,471,551	0	46,471,551
Short-term investments
Investment companies	15,562,085	0	0	15,562,085

	$1,163,814,876	$49,527,979	$0	$1,213,342,855

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

An affiliate company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the nine months ended December 31, 2011 was as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Amount of Equity in Net Profit and Loss
Wells Fargo Special Investments (Cayman) SPC	16,335	0	0	16,335	$46,471,551	$19,504,229

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 93.62%

Consumer Discretionary : 2.05%

Automobiles: 0.80%
Tesla Motors Incorporated «†	61,692	$1,761,924

Internet & Catalog Retail : 1.25%
Amazon.com Incorporated †	10,690	1,850,439
priceline.com Incorporated †	1,874	876,488

		2,726,927

Financials : 4.48%

Consumer Finance : 4.48%
MasterCard Incorporated	10,975	4,091,700
Visa Incorporated Class A	56,080	5,693,802

		9,785,502

Health Care : 1.00%

Health Care Technology: 1.00%
athenahealth Incorporated «†	44,242	2,173,167

Information Technology : 85.37%

Communications Equipment : 11.12%
ADTRAN Incorporated «	122,666	3,699,606
Cisco Systems Incorporated	571,774	10,337,674
Motorola Solutions Incorporated	28,395	1,314,405
QUALCOMM Incorporated	164,039	8,972,933

		24,324,618

Computers & Peripherals : 17.68%
Apple Incorporated †	57,440	23,263,200
EMC Corporation †	88,107	1,897,825
Hewlett-Packard Company	372,101	9,585,322
SanDisk Corporation †	79,525	3,913,425

		38,659,772

Electronic Equipment, Instruments & Components : 6.78%
Hitachi Limited	1,181,000	6,198,831
Samsung Electronics Company Limited	9,391	8,624,720

		14,823,551

Internet Software & Services : 12.69%
Akamai Technologies Incorporated †	81,456	2,629,400
Baidu.com Incorporated ADR †	28,557	3,326,034
eBay Incorporated †	57,425	1,741,700
Google Incorporated Class A †	16,755	10,822,054
Netease.com Incorporated ADR «†	46,455	2,083,507
Phoenix New Media Limited ADR †	73,895	412,334
Rackspace Hosting Incorporated †	74,540	3,205,965
Renren Incorporated ADR †	911	3,234
SINA Corporation †	31,786	1,652,872

1

PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Security Name		Shares	Value
Internet Software & Services (continued)
Yahoo! Incorporated †		115,385	$1,861,160

			27,738,260

IT Services : 7.29%
Automatic Data Processing Incorporated		50,600	2,732,906
Cognizant Technology Solutions Corporation Class A †		89,710	5,769,250
International Business Machines Corporation «		35,635	6,552,564
Paychex Incorporated		29,155	877,857

			15,932,577

Semiconductors & Semiconductor Equipment : 6.93%
Analog Devices Incorporated		57,455	2,055,740
ASML Holding NV «		23,940	1,000,453
Catcher Technology GDR		33,605	779,468
Intel Corporation «		279,320	6,773,510
Maxim Integrated Products Incorporated		26,230	683,029
Microchip Technology Incorporated		19,015	696,519
Taiwan Semiconductor Manufacturing Company Limited ADR		141,661	1,828,844
Texas Instruments Incorporated		45,754	1,331,899

			15,149,462

Software : 22.88%
Activision Blizzard Incorporated		73,855	909,894
Ariba Incorporated †		62,915	1,766,653
Intuit Incorporated		147,566	7,760,496
Microsoft Corporation		730,967	18,975,903
Nuance Communications Incorporated «†		88,835	2,235,089
Oracle Corporation		363,755	9,330,316
Qlik Technologies Incorporated †		40,182	972,404
Salesforce.com Incorporated «†		40,617	4,121,001
TIBCO Software Incorporated †		164,924	3,943,333

			50,015,089

Materials : 0.72%

Chemicals: 0.72%
Monsanto Company		22,475	1,574,823

Total Common Stocks (Cost $192,760,205)			204,665,672

		Principal
Other: 0.27%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$781,627	218,855
VFNC Corporation, Pass-Through Entity 0.30% (a)(i)(v)144A±		889,727	382,583

Total Other (Cost $287,555)			601,438

	Yield
Short-Term Investments: 17.50%

Investment Companies : 17.50%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.04%	13,506,998	13,506,998

2

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND	PORTFOLIO OF INVESTMENTS - December 31, 2011 (UNAUDITED)

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.12%	24,743,120	$24,743,120

Total Short-Term Investments (Cost $38,250,118)				38,250,118

Total Investments in Securities (Cost $231,297,878)*	111.39%			243,517,228
Other Assets and Liabilities, Net	(11.39)			(24,897,814)

Total Net Assets	100.00%			$218,619,414

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $231,820,592 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,101,731
Gross unrealized depreciation	(6,405,095)

Net unrealized appreciation	$11,696,636

3

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Specialized Technology Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-

denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$204,665,672	$0	$0	$204,665,672
Other	0	0	601,438	601,438
Short-term investments
Investment companies	13,506,998	24,743,120	0	38,250,118

Total	$218,172,670	$24,743,120	$601,438	$243,517,228

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of March 31, 2011	$1,021,418
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(125,749)
Purchases	0
Sales	(294,231)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of December 31, 2011	$601,438

Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(255,757)

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND	PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 82.64%

Consumer Discretionary : 1.64%

Media: 1.64%
Comcast Corporation Class A	267,500	$6,342,424

Energy : 11.85%

Oil, Gas & Consumable Fuels : 11.85%
El Paso Corporation	775,000	20,591,750
EQT Corporation	58,600	3,210,694
GeoResources Incorporated «†	140,000	4,103,400
Kodiak Oil & Gas Corporation «†	625,000	5,937,500
Southwestern Energy Company †	95,000	3,034,300
The Williams Companies Incorporated	270,000	8,915,400

		45,793,044

Financials : 4.50%

Consumer Finance : 4.41%
MasterCard Incorporated Class A	13,000	4,846,660
Visa Incorporated Class A «	120,000	12,183,600

		17,030,260

Diversified Financial Services: 0.09%
Hicks Acquisition Company II Incorporated †(a)	35,000	362,826

Industrials : 0.12%

Building Products: 0.12%
Ameresco Incorporated Class A «†	35,000	480,200

Information Technology : 1.76%

Computers & Peripherals: 0.09%
Mitek Systems Incorporated «†	50,000	362,500

Internet Software & Services: 0.84%
Akamai Technologies Incorporated †	101,000	3,260,280

IT Services: 0.83%
Convergys Corporation «†	250,000	3,192,500

Materials : 0.11%

Chemicals: 0.11%
Rentech Nitrogen Partners LP †	25,000	408,750

Telecommunication Services : 6.53%

Diversified Telecommunication Services : 3.93%
AT&T Incorporated	150,000	4,536,000
Surewest Communications	17,596	211,680
Tele2 AB	100,000	1,945,641
Verizon Communications Incorporated	100,000	4,012,000
VimpelCom Limited ADR «	350,000	3,314,500
Windstream Corporation «	100,000	1,174,000

		15,193,821

1

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND	PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Wireless Telecommunication Services : 2.60%
Shenandoah Telecommunication «(i)		300,000	$3,144,000
Sprint Nextel Corporation †		1,438,705	3,366,570
Turkcell Iletisim Hizmetleri AS ADR «		300,000	3,528,000

			10,038,570

Utilities : 56.13%

Electric Utilities : 25.97%
American Electric Power Company Incorporated		75,000	3,098,250
Exelon Corporation «		200,000	8,674,000
FirstEnergy Corporation		250,000	11,075,000
Great Plains Energy Incorporated		375,000	8,167,500
Hawaiian Electric Industries Incorporated «		125,000	3,310,000
ITC Holdings Corporation		100,000	7,588,000
Nextera Energy Incorporated		250,050	15,223,044
Northeast Utilities		450,000	16,231,500
NV Energy Incorporated		300,000	4,905,000
Portland General Electric Company		250,000	6,322,500
PPL Corporation		380,000	11,179,600
The Southern Company «		100,000	4,629,000

			100,403,394

Gas Utilities: 3.96%
National Fuel Gas Company		275,000	15,284,500

Independent Power Producers & Energy Traders: 2.05%
Constellation Energy Group Incorporated		200,000	7,934,000

Multi-Utilities : 22.50%
CenterPoint Energy Incorporated		250,000	5,022,500
CMS Energy Corporation «		650,000	14,352,000
Dominion Resources Incorporated «		175,000	9,289,000
MDU Resources Group Incorporated		300,000	6,438,000
Public Service Enterprise Group Incorporated		400,000	13,204,000
SCANA Corporation «		200,000	9,012,000
Sempra Energy		250,000	13,750,000
Wisconsin Energy Corporation		455,000	15,906,800

			86,974,300

Water Utilities: 1.65%
American Water Works Company Incorporated		200,000	6,372,000

Total Common Stocks (Cost $222,730,407)			319,433,369

	Dividend Yield
Preferred Stocks: 9.42%

Energy : 0.13%

Oil, Gas & Consumable Fuels: 0.13%
ATP Oil & Gas Corporation 144A	8.00%	15,710	522,358

Financials : 0.15%

REIT: 0.15%
Pebblebrook Hotel Trust	8.00	25,000	570,250

2

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND	PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)

Security Name		Dividend Yield		Shares	Value
Utilities : 9.14%

Electric Utilities : 7.55%
Alabama Power Company		5.63%		30,000	$755,700
Entergy Arkansas Incorporated		6.45		250,000	6,242,200
Entergy Louisiana LLC		6.95		95,000	9,508,911
Georgia Power Company		6.50		30,000	3,288,000
Gulf Power Company		6.45		30,000	3,200,637
Interstate Power & Light Company		8.38		216,300	6,186,180

					29,181,628

Multi-Utilities : 1.59%
DTE Energy Company		6.50		150,000	4,029,000
Pacific Gas & Electric Company		4.36		31,400	717,490
Scana Corporation		7.70		47,500	1,390,800
					6,137,290

Total Preferred Stocks (Cost $35,806,658)					36,411,526

			Expiration Date
Warrants: 0.00%

Utilities : 0.00%

Independent Power Producers & Energy Traders: 0.00%
China Hydroelectric Corporation †			01/25/2014	30,000	1,260

Total Warrants (Cost $36,000)					1,260

		Yield
Short-Term Investments: 18.22%
Investment Companies : 18.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.04		13,791,580	13,791,580
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.12		56,653,050	56,653,050
Total Short-Term Investments (Cost $70,444,630)					70,444,630

Total Investments in Securities (Cost $329,017,695)*	110.28%				426,290,785
Other Assets and Liabilities, Net	(10.28)				(39,729,011)

Total Net Assets	100.00%				$386,561,774

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.

3

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND	PORTFOLIO OF INVESTMENTS — December 31, 2011 (UNAUDITED)

*	Cost for federal income tax purposes is $328,910,263 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$100,761,591
Gross unrealized depreciation	(3,381,069)

Net unrealized appreciation	$97,380,522

4

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND

NOTES TO PORTFOLIO OF INVESTMENTS – DECEMBER 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$319,433,369	$0	$0	$319,433,369
Preferred stocks	16,219,930	20,191,596	0	36,411,526
Warrants	0	1,260	0	1,260
Short-term investments
Investment companies	13,791,580	56,653,050	0	70,444,630

	$349,444,879	$76,845,906	$0	$426,290,785

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended December 31, 2011, the Fund entered into written options for economic hedging purposes.

During the nine months ended December 31, 2011, the Fund had written option activities as follows:

	Call Options		Put Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at March 31, 2011	497	$45,701	11,438	$1,613
Options written	13,112	933,863	34,314	4,927
Options expired	(8,275)	(498,897)	(45,752)	(6,540)
Options terminated in closing purchase transactions	(4,611)	(410,215)	0	0
Options exercised	(723)	(70,452)	0	0

Options outstanding at December 31, 2011	0	$0	0	$0

As of December 31, 2011, the Fund did not have any open written options but had total premiums received that averaged $59,247 during the nine months ended December 31, 2011. During the nine months ended December 31, 2011, the Fund had purchased options with an average cost of $10,423.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: February 24, 2012

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: February 24, 2012